Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	SINA CORP
Entity Central Index Key	0001094005
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	66,143,434
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 513,980	$ 643,619
Short-term investments	159,495	239,216
Accounts receivable, net of allowances for doubtful accounts of $11,492 and $9,262, respectively (include due from related parties of $5,959 and $5,050 as of December 31, 2011 and 2010, respectively)	112,469	89,843
Prepaid expenses and other current assets	41,966	35,981
Total current assets	827,910	1,008,659
Property and equipment, net	74,511	33,289
Equity investments	463,939	508,113
Intangible assets, net	815	1,524
Goodwill	15,159	84,050
Other assets	9,113	455
Total assets	1,391,447	1,636,090
Current liabilities:
Accounts payable	8,854	3,963
Accrued liabilities	140,476	96,192
Income taxes payable	14,717	17,011
Deferred revenue	34,496	31,858
Convertible debt	2,200	99,000
Total current liabilities	200,743	248,024
Long-term liabilities:
Deferred revenue	126,529	145,274
Other liabilities	1,826	2,266
Total long-term liabilities	128,355	147,540
Total liabilities	329,098	395,564
Commitments and contingencies (Note 16)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 shares authorized; 66,143 and 61,775 shares issued and outstanding as of December 31, 2011 and 2010, respectively	8,797	8,216
Additional paid-in capital	715,098	596,110
Accumulated other comprehensive income	62,497	63,612
Retained earnings	269,278	571,370
Total SINA shareholders' equity	1,055,670	1,239,308
Noncontrolling interests	6,679	1,218
Total shareholders' equity	1,062,349	1,240,526
Total liabilities and shareholders' equity	$ 1,391,447	$ 1,636,090

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 11,492	$ 9,262
Accounts receivable, due from related parties (in dollars)	$ 5,959	$ 5,050
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized	150,000	150,000
Ordinary shares, shares issued	66,143	61,775
Ordinary shares, shares outstanding	66,143	61,775

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Advertising (include revenue received from CRIC of $3,474, $2,526 and $852 for 2011, 2010 and 2009, respectively)	$ 368,805	$ 290,814	$ 227,895
Non-advertising (include amortization of deferred revenue from CRIC of $18,745, $18,745 and $4,686 for 2011, 2010 and 2009, respectively)	114,024	111,803	130,672
Total net revenues	482,829	402,617	358,567
Costs of revenue:
Advertising	157,458	116,295	99,835
Non-advertising	57,890	52,115	58,457
Total costs of revenue	215,348	168,410	158,292
Gross profit	267,481	234,207	200,275
Operating expenses:
Sales and marketing	135,867	77,996	85,133
Product development	65,533	34,048	33,777
General and administrative	30,121	22,585	40,025
Goodwill impairment	68,891
Amortization of intangible assets	731	3,335	4,138
Total operating expenses	301,143	137,964	163,073
Income (loss) from operations	(33,662)	96,243	37,202
Interest and other income, net	16,327	8,804	8,371
Earnings from equity investments, net	1,466	12,604
Gain on sale of business or (investment impairment)	(281,548)	(128,554)	375,055
Income (loss) before income tax expense	(297,417)	(10,903)	420,628
Income tax expense	(5,001)	(8,436)	(8,323)
Net income (loss)	(302,418)	(19,339)	412,305
Less: Net income (loss) attributable to the noncontrolling interest	(326)	(245)	410
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 7.53
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 6.95
Shares used in computing basic net income (loss) per share attributable to SINA (in shares)	65,121	61,216	54,722
Shares used in computing diluted net income (loss) per share attributable to SINA (in shares)	65,121	61,216	59,259

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Advertising, revenue received from CRIC	$ 3,474	$ 2,526	$ 852
Non-advertising, amortization of deferred revenue from CRIC	$ 18,745	$ 18,745	$ 4,686

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Comprehensive Income (loss)	Ordinary Shares	Additional Paid-In Capital	Shares Repurchased	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest
Balances at Dec. 31, 2008	$ 624,548		$ 7,464	$ 382,880		$ 51,592	$ 178,569	$ 4,043
Balances (in shares) at Dec. 31, 2008			56,121,000
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(50,074)				(50,074)
Repurchase of ordinary shares (in shares)					(2,455,000)
Cancellation of repurchased ordinary shares			(327)	(49,747)	50,074
Cancellation of repurchased ordinary shares (in shares)			(2,455,000)		2,455,000
Issuance of ordinary shares pursuant to stock plans	26,175		219	25,956
Issuance of ordinary shares pursuant to stock plans (in shares)			1,644,000
Issuance of ordinary shares pursuant to private equity placement	180,000		746	179,254
Issuance of ordinary shares pursuant to private equity placement (in shares)			5,609,000
Issuance cost of private equity placement	(349)			(349)
Stock-based compensation expenses of stock plans	22,637			22,637
Stock-based compensation expenses of private equity placement	10,726			10,726
Sale of subsidiaries' shares to noncontrolling interest	798							798
Purchase of subsidiaries' shares from noncontrolling interest	(342)			(171)				(171)
Disposal of noncontrolling interest in a subsidiary	(4,270)			(162)				(4,108)
Comprehensive income (loss):
Net income (loss)	412,305	412,305					411,895	410
Others	329	329				329
Currency translation adjustments	216	216				216
Total comprehensive income (loss)	412,850	412,850
Balances at Dec. 31, 2009	1,222,699		8,102	571,024		52,137	590,464	972
Balances (in shares) at Dec. 31, 2009			60,919,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	11,798		114	11,684
Issuance of ordinary shares pursuant to stock plans (in shares)			856,000
Stock-based compensation expenses of stock plans	13,402			13,402
Sale of subsidiaries' shares to noncontrolling interest	453							453
Comprehensive income (loss):
Net income (loss)	(19,339)	(19,339)					(19,094)	(245)
Unrealized gain (loss) on available-for-sale securities, net	868	868				868
Currency translation adjustments	10,645	10,645				10,607		38
Total comprehensive income (loss)	(7,826)	(7,826)
Balances at Dec. 31, 2010	1,240,526		8,216	596,110		63,612	571,370	1,218
Balances (in shares) at Dec. 31, 2010	61,775,000		61,775,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	6,164		82	6,082
Issuance of ordinary shares pursuant to stock plans (in shares)			615,000
Issuance of ordinary shares pursuant to convertible bond conversion	96,798		499	96,299
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)	3,800,000		3,753,000
Stock-based compensation expenses of stock plans	16,607			16,607
Sale of subsidiaries' shares to noncontrolling interest	5,702							5,702
Comprehensive income (loss):
Net income (loss)	(302,418)	(302,418)					(302,092)	(326)
Unrealized gain (loss) on available-for-sale securities, net	(23,257)	(23,257)				(23,257)
Currency translation adjustments	22,227	22,227				22,142		85
Total comprehensive income (loss)	(303,448)	(303,448)
Balances at Dec. 31, 2011	$ 1,062,349		$ 8,797	$ 715,098	$ 0	$ 62,497	$ 269,278	$ 6,679
Balances (in shares) at Dec. 31, 2011	66,143,000		66,143,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (302,418)	$ (19,339)	$ 412,305
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	20,968	13,609	15,272
Amortization of intangible assets	731	3,335	4,403
Stock-based compensation	16,607	13,402	33,363
Provision for allowance for doubtful accounts	2,530	1,239	5,269
Deferred income taxes	(929)	(706)	1,230
Earnings from equity investments, net	(1,466)	(12,604)
Investment impairment (gain on sale of business)	281,548	128,554	(375,055)
Goodwill impairment	68,891
Realized (unrealized) foreign exchange gains	(2,979)		1,964
Loss (gain) on disposal of property and equipment	(64)	(47)	53
Changes in assets and liabilities (net of effect from business acquisition and disposal):
Accounts receivable	(19,819)	(13,390)	(1,746)
Prepaid expenses and other current assets	(7,600)	442	(5,565)
Other assets	(6,348)	3,211	(3,240)
Accounts payable	(109)	(128)	(76)
Accrued liabilities	36,786	11,768	16,493
Income taxes payable	(2,990)	2,024	(2,751)
Deferred revenue	(16,815)	(14,775)	(3,833)
Net cash provided by operating activities	66,524	116,595	98,086
Cash flows from investing activities:
Purchases of short-term investments	(631,718)	(558,165)	(45,692)
Maturities of short-term investments	719,867	399,018	191,614
Purchases of property and equipment	(54,913)	(20,892)	(4,909)
Cash disposed in conjunction with the spin off of China Online Housing Technology Corporation			(11,647)
Investments and prepayments on equity investments	(251,450)	(55,871)	(17,076)
Cash paid for acquisitions of intangible assets			(626)
Net cash provided by (used in) investing activities	(218,214)	(235,910)	111,664
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	6,191	12,497	25,436
Proceeds from issuance of ordinary shares pursuant to private equity placement			180,000
Repurchase of ordinary shares			(50,074)
Proceeds from noncontrolling interest in subsidiaries	5,702		798
Other financing activities	1,641	(520)	(861)
Net cash provided by financing activities	13,534	11,977	155,299
Effect of exchange rate change on cash and cash equivalents	8,517	4,534	(1,946)
Net increase (decrease) in cash and cash equivalents	(129,639)	(102,804)	363,103
Cash and cash equivalents at the beginning of the year	643,619	746,423	383,320
Cash and cash equivalents at the end of the year	513,980	643,619	746,423
Supplemental disclosures:
Cash paid for income taxes	(9,093)	(7,108)	(10,607)
Supplemental disclosures of noncash investing and financing activities:
Equity investment in China Real Estate Information Corporation in exchange for the spin off of SINA's online real estate business in China Online Housing Technology Corporation and certain licenses and services agreements			572,000
Conversion of convertible debts into ordinary shares	$ 96,798

Operations	12 Months Ended
Dec. 31, 2011
Operations
Operations

1. Operations

SINA Corporation (“SINA,” “we” or the “Company”) is an online media company serving China and the global Chinese communities. Through our digital media network of SINA.com (portal), SINA.cn (mobile portal) and Weibo.com (social media), the Company enables Internet users to access professional media and user generated content (UGC) in multi-media formats from the web and mobile devices and share their interests to friends and acquaintances. SINA.com offers distinct and targeted professional content on each of its region specific websites and a range of complementary offerings. SINA.cn provides information and entertainment content from SINA portal customized for WAP users. Based on an open-platform architecture to host organically developed and third-party applications, Weibo.com is a form of social media, featuring microblogging services and social networking services that allow users to connect and share information anywhere, anytime and with anyone on our platform.  Through these businesses and properties and other business lines, the Company offers an array of services including mobile value added services (“MVAS”), online video, music streaming, online games, photo sharing, blog, email, classified listings, fee-based services, e-commerce and enterprise services. The Company generates the majority of its revenues from online brand advertising, MVAS and fee-based services.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation and use of estimates

The preparation of the Company’s consolidated financial statements is in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes the accounting for advertising and MVAS revenues, accounting for income taxes, goodwill and other long-lived assets, allowances for doubtful accounts, equity investments, stock-based compensation, consolidation, determination of the estimated useful lives of assets, accounting for advertising costs, and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and its variable interest entities (“VIEs”), in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Company provides substantially all of its Internet content and MVAS services in China via its VIEs, which hold critical operating licenses that enable SINA to do business in China. Substantially all of the Company’s revenues, costs and net income in China are directly or indirectly generated through these VIEs. The Company has signed various agreements with its VIEs to allow the transfer of economic benefits from the VIEs to the Company.

The Company’s VIEs are wholly or partially owned by certain employees of the Company. The capital for the VIEs are funded by the Company and recorded as interest-free loans to these PRC employees. These loans were eliminated with the capital of the VIEs during consolidation. Under various contractual agreements, employee shareholders of the VIEs are required to transfer their ownership in these entities to the Company’s subsidiaries in China when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to the Company and the Company has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive technical service agreements with the VIEs under which the Company provides technical and other services to the VIEs in exchange for substantially all net income of the VIEs. In addition, employee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to the Company. As of December 31, 2011, the total amount of interest-free loans to these PRC employees was $34.4 million and the aggregate accumulated losses of all VIEs were approximately $9.1 million, which have been included in the consolidated financial statements.

As of December 31, 2011, the total assets for the consolidated VIEs were $139.8 million, mainly comprising cash and cash equivalents, accounts receivable and property and equipment. As of December 31, 2011, total liabilities for the consolidated VIEs were $68.8 million, $51.3 million in accrued liabilities, $9.1 million in tax payable and $8.4 million in deferred revenue. These balances were reflected in SINA’s consolidated financial statements with intercompany transactions eliminated.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs amounting to a total of $79.9 million as of December 31, 2011. Since our VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of our VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through its VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The following is a summary of the Company’s major VIEs:

·    Beijing SINA Internet Information Service Co., Ltd. (the “ICP Company”), a China company controlled through business agreements. The ICP Company is responsible for operating www.sina.com and www.sina.cn in connection with its Internet content company license, selling the advertisements to advertisers and providing MVAS with its Value-Added Telecommunication Services Operating License in China via third-party operators to the users. It is 0.2% owned by Yan Wang, the Company’s Chairman of the Board, 22.8% owned by the Company’s executive officer Tong Chen, 27.1% owned by the Company’s executive officer Hong Du, and 49.9% owned by two other non-executive PRC employees of the Company. The registered capital of the ICP Company is $19.0 million.

·    Guangzhou Media Message Technologies, Inc. (“Xunlong”), a China company controlled through business agreements. Xunlong is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by two non-executive PRC employees of the Company. The registered capital of the Xunlong is $1.2 million.

·    Beijing Star-Village Online Cultural Development Co., Ltd. (“StarVI”), previously translated as Beijing Star-Village.com Cultural Development Co., Ltd, a China company controlled through business agreements. StarVI is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of the StarVI is 1.2 million.

·    Shenzhen Wang Xing Technology Co., Ltd. (“Wangxing”), a China company controlled through business agreements. Wangxing is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of Wangxing is $1.2 million.

·    Beijing SINA Infinity Advertising Co., Ltd. (the “IAD Company”), a China company controlled through business agreements. The IAD Company is an advertising agency. It is owned by two non-executive PRC employees of the Company. This entity has an approved business scope including design, production, agency and issuance of advertisements. The registered capital of the IAD Company is $7.3 million.

·    Beijing Weimeng Technology Co., Ltd (“Weimeng”), a China company controlled through business agreement, is responsible for operating www.weibo.com and www.weibo.cn in connection with its Internet content company license and Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of Weimeng is $1.5 million.

The Company began to consolidate the ICP Company in October 2001. Xunlong and StarVI were acquired from Memestar Limited in January 2003 and the operating results for these two companies were consolidated by the Company since January 2003. Wangxing was acquired from Crillion Corporation in March 2004 and the operating results for Wangxing were consolidated by the Company since March 2004. The operating results of the IAD Company and Weimeng were consolidated since its establishment in 2004 and 2010, respectively.

The following is a summary of the VIE agreements:

   Loan Agreements.  One of our wholly owned subsidiaries, Sina.com Technology (China) Co. Ltd, or STC, or Weibo Internet Technology (China) Co., Ltd. (“WITC”) in case of Weimeng, has granted interest-free loans to the shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection of the VIEs. The term of the loans is 10 years and STC, or WITC in the case of Weimeng, has the right to, at its own discretion, shorten or extend the term of the loans if necessary. These loans are eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements.  Each shareholder of the VIEs has granted STC, or WITC in the case of Weimeng, an option to purchase his/her shares in the respective VIEs at a purchase price equal to the amount of capital injection. STC, or WITC in the case of Weimeng, may exercise such option at any time until it has acquired all shares of such VIE, subject to applicable PRC laws. The options will be effective until the earlier of (i) the shareholders of the VIEs and STC, or WITC in the case of Weimeng, have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIEs and STC, or WITC in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements.  Each shareholder of the VIEs and STC, or WITC in the case of Weimeng, have agreed that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power.  Each shareholder of the VIEs has authorized STC, or WITC in the case of Weimeng, to exercise all his/her voting power as a shareholder of the respective VIE. The authorizations are irrevocable and will not expire until the respective VIE dissolves.

Share Pledge Agreements.  Each shareholder of the VIEs has pledged all his/her shares in the VIEs and all other rights relevant to the share rights to STC, or WITC in the case of Weimeng, as a collateral security for his/her obligations to pay off all debts to STC, or WITC in the case of Weimeng, under the loan agreement and for the payment obligations of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, STC, or WITC in the case of Weimeng, will be entitled to certain rights, including transferring the pledged shares to itself and disposing of the pledged shares through sale or auction. During the term of each agreement, STC, or WITC in the case of Weimeng, is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, and (ii) STC or WITC in the case of Weimeng unilaterally consents to terminate the respective share pledge agreement.

Exclusive Technical Services Agreements.  Each of the VIEs below has entered into an exclusive technical services agreement with STC, or WITC in the case of Weimeng, pursuant to which STC, or WITC in the case of Weimeng, is engaged to provide certain technical services to the VIEs, depending on the licenses obtained and held by the VIE:

Xunlong, one of our VIEs, has engaged STC to provide technical services for its Internet information service and MVAS businesses and STC has the sole right to appoint any company or companies at its discretion to perform such technical services. Beijing New Media Information Technology Co., Ltd., our wholly owned subsidiary, was appointed by STC to perform technical services for Xunlong.

Wangxing, one of our VIEs, has also entered into a technical services agreement with STC with terms and rights substantially identical to the technical services agreement entered into between Xunlong and STC for the Internet information service and MVAS businesses described above.

ICP Company, one of our VIEs, has engaged STC to provide technical services for its (i) online advertising and other related businesses, and (ii) value added telecommunication and other related businesses. ICP Company is obligated to pay service fees to STC.

IAD Company, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between ICP Company and STC for the online advertising and other related businesses described above. Pursuant to changes in applicable PRC laws in 2008, as foreign-invested entities became permitted to engage directly in advertising businesses, SINA established two wholly owned subsidiaries to engage directly in online advertising and related businesses.

StarVI, one of our VIEs, has also entered into a technical services agreement with STC, with terms substantially identical to the technical services agreement entered into between Xunlong and STC for the value added telecommunication and other related businesses described above.

Weimeng, one of our VIEs, has engaged WITC to provide technical services for its online advertising, MVAS and other related businesses.

These exclusive technical services agreements will not expire until the respective VIEs dissolve, with the services fee being adjusted annually through written agreements.

Exclusive Sales Agency Agreements.  Each of the VIEs has granted STC, or WITC in case of Weimeng, the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. These exclusive sale agency agreements will not expire until the respective VIEs dissolve.  We have entered into the Exclusive Sales Agency Agreements to allow us to generate revenues from the VIEs in the form of sales agency fees if we decide to enter into sales agency arrangements with the VIEs in the future (when permitted under PRC laws).  We have not yet utilized the Exclusive Sales Agency Agreements nor do we expect to do so in the foreseeable future.

Trademark License Agreements.  STC or WITC in case of Weimeng, has granted each of the VIEs trademark licenses to use the trademarks held by STC, or WITC in case of Weimeng, in specific areas, and each of the licensed VIEs is obligated to pay license fees to STC, or WITC in case of Weimeng. The term of these agreements is one year and is automatically renewed provided there is no objection from STC, or WITC in case of Weimeng.  We have entered into the Trademark License Agreements to provide other potential revenue-generating channels from the VIEs. We have not yet generated revenue from the Trademark License Agreements nor do we expect to do so in the foreseeable future.

The Company believes that the contractual arrangements among its VIEs, subsidiaries and certain employees of the Company are in compliance with current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the power of attorney provided by the shareholders of the VIEs is legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or VIEs. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs or that a loss will occur as a result of the aforementioned risks and uncertainties is remote.

Noncontrolling interest

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in its consolidated financial statements has clearly distinguished the interest of SINA from the interest of noncontrolling interest holders.

Fair value of financial instruments

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and deferred revenue approximates fair value.

Shares repurchase

The Company accounts for repurchased ordinary shares under the cost method and includes such share repurchased as a component of the common shareholders’ equity. Cancellation of shares repurchased is recorded as a reduction of ordinary shares and additional paid-in capital, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital.

Cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents. At December 31, 2011 and 2010, cash equivalents were comprised of investments in time deposits and money market funds stated at cost plus accrued interest.

Allowances for doubtful accounts

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior year and other factors such as credit-worthiness of customers and age of receivable balances. The Company also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, or if the operators incur more bad debt than their original estimates, more bad debt allowance may be required.

Long-lived assets

Property and equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $21.0 million, $13.6 million and $15.3 million for 2011, 2010 and 2009, respectively.

Goodwill. Goodwill is carried at cost and tested for impairment at least annually or more frequently if facts or change in circumstances indicate that this asset may be impaired. A two-step test is used to assess goodwill for impairment. First, the fair value of each reporting unit, defined as the operating segment or one level below, is compared to its carrying value including goodwill. The Company generally determines the fair value of its reporting units using the market approach and income approach. If the carrying value of a reporting unit exceeds its fair value, the second step shall be performed and an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of the goodwill will be recorded.

Intangible assets other than goodwill. Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to ten years.

Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Equity investments

Equity investments are comprised of investments in publicly traded companies, privately-held companies and limited partnerships. For equity investments over which the Company does not have significant influence, the cost method accounting is used. For equity investments in shares that are not common stock or in-substance common stock and that do not have readily determinable fair value, the cost method accounting is used. Investments in limited partnerships over whose operating and financing policies the Company has virtually no influence are accounted for using the cost method. The Company accounts for common-stock-equivalent equity investments and limited-partnership investments in entities over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Company accounts for its investment in China Real Estate Information Corporation (“CRIC”) using the equity method of accounting. Following the acquisition date, the Company has recorded its share of the results of CRIC one quarter in arrear within earnings from equity investments.

The Company assesses its equity investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the Consolidated Statements of Operations.

The Company invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value classified and accounted for as available-for-sale securities under Equity Investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to income. The fair value of the investment would then become the new cost basis of the investment and shall not be adjusted for subsequent recoveries in fair value.

Convertible debt

The Company estimates the fair value of its convertible notes as of the date of issuance, and as if the instrument was issued without the conversion feature. The difference between the fair value and the principal amount of the instrument was recorded as debt discount and as a component of equity. The debt discount was subsequently amortized as interest cost over its expected life of four years from its issuance date to its earliest conversion date. Convertible notes are classified as a current liability if they are or will be callable within one year from the balance sheet date, even though liquidation may not be expected within that period.

Revenue recognition

Advertising

Advertising revenues are derived principally from online advertising and, to a lesser extent, sponsorship arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when the collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such programs.

Revenues for advertising services are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative fair value for revenue recognition purposes. Starting January 1, 2011, the Company adopted the new revenue recognition policy on multiple-deliverable revenue arrangements, which required the arrangement consideration be allocated to all deliverables at the inception of the arrangement on the following basis (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, (c) the management’s best estimate of the selling price for that deliverable is used. The Company recognizes revenue on the elements delivered and defers the recognition of revenue for the undelivered elements until the remaining obligations have been satisfied. Adoption of the revised guidance has had no material impact on the Company’s consolidated financial statements.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Company’s properties. Barter transactions are recorded at the lower of the fair value of the goods and services received or the fair value of the advertisement given, provided the fair value of the transaction is reliably measurable. Revenues from barter transactions were immaterial for all periods presented.

Deferred revenue primarily consists of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition.

Non-advertising

MVAS.

MVAS revenues are derived principally from providing mobile phone users with SMS, MMS, CRBT, WAP, IVR and KJAVA games. These services include news and other content subscriptions, picture and logo download, ring tones, ring back tones, mobile games and access to music files. Revenues from MVAS are charged on a monthly or per-usage basis. Such revenues are recognized in the period in which the service is performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Company contracts with China Mobile and its subsidiaries, China Unicom and its subsidiaries, and China Telecom Corporation and its subsidiaries for billing, collection and transmission services related to the MVAS offered to its users. The Company also contracts with other service providers to provide content and to distribute MVAS or other services for us. Revenues are recorded on a gross basis when most of the gross indicators are met, such as the Company is considered the primary obligor in the arrangement, designs and develops (in some cases with the assistance of third-parties) the MVAS, has reasonable latitude to establish price, has discretion in selecting the operators to offer its MVAS, provides customer services related to the MVAS and takes on the credit risks associated with the transmission fees. Conversely, revenues are recorded on a net basis when most of the gross indicators are not met.

The Company purchases certain contents from third-party content providers for its MVAS. In most of these arrangements, the fees payable to the third-party content providers are calculated based on certain percentages of the revenue earned by their contents after deducting the fees paid to the third-party operators. The Company’s MVAS revenues are inclusive of such fees when the Company acts as the principal in these arrangements by having the ability to determine the fees charged to end users and being the primary obligor to the end users with respect to providing such services.

Due to the time lag between when the services are rendered and when the operator billing statements are received, MVAS revenues are estimated based on the Company’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. The confirmation rate applied to the estimation of revenues is determined at the lower of the latest confirmation rate available and the average of six-month historical rates if such historical average is available. If the Company has not yet received confirmation rates for six months, revenues would be deferred until billing statements are received from the operators. Historically, there have been no significant adjustments to the revenue estimates.

Historically, due to the time lag of receiving billing statements from operators and the lack of adequate information to make estimates, the Company has adopted a one-month lag reporting policy for MVAS revenues. Such policy has been applied on a consistent basis and does not apply to MVAS revenues from acquired entities Memestar Limited and Crillion Corporation as the acquired entities were able to obtain timely and accurate information to support their revenue estimates through the acquisition dates which has continued since our acquisition. For the years ended December 31, 2011, 2010 and 2009, the Company recorded MVAS revenues in the amount of $83.5 million, $86.2 million and $119.3 million, respectively. The impact of reporting in one-month lag for MVAS revenues was immaterial.

Credit memos issued by operators on billings that were previously settled and for which payments have been received are accounted for as a credit to revenue based on a historical rolling average. Historically, the true-ups between accrued amounts and actual credit memos issued have not been material.

Deferred revenue. Deferred revenue is mostly derived from the amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) SINA entered into with China Online Housing Technology Corporation (“COHT”) in September 2009 as part of the Company’s consideration for the interest in CRIC. The amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests of COHT disposed. This amount was recorded as deferred revenue and amortized over the contract period of ten years. See Note 3 for further discussion related to equity investment in CRIC.

Fee-based services. Fee-based services allow the Company’s users to subscribe to services on its websites including online games, paid personal email services, paid corporate emails services, etc. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The recognition of these revenues is partly based on the Company’s assessment of the probability of collection of the resulting accounts receivable balance. As a result, the timing or amount of revenue recognition may have been different if the Company’s assessment of the probability of collection of accounts receivable had been different.

The Company presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. These taxes include business taxes, surcharges and cultural business construction fees. The total amount of such taxes for 2011, 2010 and 2009 were $32.5 million, $27.2 million and $22.9 million, respectively.

Costs of revenues

Advertising. Costs of advertising revenues consist mainly of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, payroll-related expenses, and equipment depreciation associated with the website production. Costs of advertising revenues also include business taxes, net of business tax refund received, surcharges and cultural business construction fees levied on advertising sales in China, which in aggregate approximate 8.5% of the advertising revenues in China.

Non-advertising. Costs of non-advertising revenues consist mainly of fees paid to or retained by the third-party operators for their services relating to the billing and collection of the Company’s MVAS revenues and for using their transmission gateways. Costs of non-advertising revenues also consist of fees or royalties paid to third-party content and service providers associated with the MVAS, costs for providing the enterprise services and business taxes levied on non-advertising revenues in China. Business taxes and surcharges levied on non-advertising revenues are approximately 3.3% for mobile related revenues and 5.5% for other non-advertising revenues.

Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for enhancement to and maintenance of the Company’s websites as well as costs associated with new product development and product enhancements. The Company expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of website content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Advertising expense

Advertising expenses consist primarily of costs for the promotion of corporate image, product marketing and direct marketing. The Company expenses all advertising costs as incurred and classify these costs under sales and marketing expense. The nature of the Company’s direct marketing activities is such that they are intended to acquire subscribers for subscription-based and usage-based MVAS. The Company expenses all such direct marketing expenses. Advertising expenses for 2011, 2010 and 2009 were $87.2 million, $45.0 million, and $45.8 million, respectively.

Stock-based compensation

All stock-based awards to employees and directors, including stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends. Shares of our subsidiaries, which do not have quoted market prices, were valued based on the income approach, if a revenue model had been established, the market approach, if information from comparable companies were available, the replacement cost method, or a weighted blend of these approaches if more than one is applicable. Determination of estimated fair value of our subsidiaries requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to ours. Options granted generally vest over four years.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally three to four years.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. See Note 12 for further discussion on stock-based compensation.

Operating leases

The Company leases office space under operating lease agreements with initial lease term up to three years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.

Income taxes

Income taxes. Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Uncertain tax positions. To assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses.

Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated. Net gains and losses resulting from foreign exchange transactions are included in interest and other income.

Foreign currency translation adjustments to the Company’s comprehensive income (loss) for 2011, 2010 and 2009 were $22.2 million,, $10.6 million and $0.2 million, respectively. The Company recorded a net foreign currency transaction gain of $2.3 million in 2011, a net foreign currency transaction gain of $1.3 million in 2010 and a net foreign currency transaction loss of $0.1 million in 2009. Gains in 2011 and 2010 resulted from the Chinese RMB appreciating against the U.S. dollar. Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity.

Net income (loss) per share

Basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary share and ordinary share equivalents outstanding during the period. Ordinary share equivalents include options to purchase ordinary shares and restricted share units, and conversion of zero-coupon, convertible, subordinated notes, unless they were anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss), foreign currency translation adjustments, share of change in other comprehensive income of CRIC one quarter in arrears, which are foreign currency translation adjustments, and unrealized gains (losses) on marketable securities classified as available-for-sale.

Nonmonetary transaction

We account for nonmonetary transaction based on ASC 845-10 “Exchanges of Nonmonetary Assets,” which requires the assets exchanged to be based on fair value unless one of the three conditions is met: (1) the fair value of the asset relinquished or received cannot be determined (within reasonable limits), (2) there is an exchange of inventory for inventory that will be sold in the same line of business to facilitate sales to customers, or (3) the transaction lacks commercial substance. The determination of fair value requires significant judgment in estimates and assumptions. Changes in these estimates and assumptions could materially affect the calculation of the fair value.

Disposal of business

We account for the disposal of a business by recognizing a gain or loss measured as the difference between (a) the aggregate of (1) the fair value of any consideration received, (2) the fair value of any retained noncontrolling investment in the former business at the date the business is deconsolidated and (3) the carrying amount of any noncontrolling interest in the former business (including any accumulated other comprehensive income (loss) attributable to the noncontrolling interest) at the date the business is deconsolidated; and (b) the carrying amount of the former business’s assets and liabilities. The determination of fair value requires significant judgment in estimates and assumptions. Changes in these estimates and assumptions could materially affect the calculation of the fair value.

Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements for adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company will adopt the revised guidance in 2012 and do not expect the adoption will have any impact on the financial statements.

In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment.” The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company will adopt the new guidance in 2012 and do not expect the adoption will have a material impact on the financial statements.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities.” The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after January 1, 2013. The Company do not expect the adoption will have a material impact on the financial statements.

Equity Investments	12 Months Ended
Dec. 31, 2011
Equity Investments
Equity Investments

3. Equity Investments

Equity investments comprised of investments in publicly traded companies and privately-held companies. The following sets forth the changes in the Company’s equity investments.

	Cost			Available for Sale
	Method	Equity Method		Securities	Total
		(CRIC)	(Others)
Balance at December 31, 2009	$7,106	$572,000	$—	$1,500	$580,606
Investments made	24,262	8,929	8,379	—	41,570
Income (loss) from investment	—	13,066	(462)	—	12,604
Investment impairment	—	(128,554)	—	—	(128,554)
Unrealized gain	—	—	—	868	868
Others	—	1,019	—	—	1,019
Balance at December 31, 2010	31,368	466,460	7,917	2,368	508,113
Investments made	96,829	2,068	18,702	135,657	253,256
Income (loss) from investment	—	2,641	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	(50,904)	(281,548)
Unrealized losses, net	—	—	—	(23,257)	(23,257)
Others	1,426	3,477	1,006	—	5,909
Balance at December 31, 2011	$129,237	$244,388	$26,450	$63,864	$463,939

Cost Method

As of December 31, 2011, investments accounted for under the cost method were $129.2 million. Investments were accounted for under the cost method if the Company had no significant influence or if the underlying shares were not considered in substance common shares and had no readily determinable fair value. In October 2011, the Company invested $50.0 million in Yunfeng Funds for the sole purpose of investment in Alibaba Group. Investments in limited partnerships such as the Yunfeng Funds, whose operating and financial policies the Company had virtually no influence over were also accounted for using the cost method.

Equity Method

As of December 31, 2011, investments accounted for under the equity method were $270.8 million, which included a $244.4 million investment in CRIC. Investments are accounted for under the equity method when the Company has significant influence in the investment and the investment is considered in substance common shares.

Investment in CRIC was accounted for using the equity method with the cost allocated as of December 31, 2011 as follows:

(In thousands)
Carrying value of investment in CRIC	$244,388
Proportionate share of CRIC’s shareholders’ equity *(1)	197,225
Excess of carrying value of investment over proportionate share of CRIC’s shareholders’ equity	$47,163

The excess of carrying value has been primarily assigned to:
Goodwill	$24,511
Amortizable intangible assets *(1)	30,195
Deferred tax liabilities	(7,543)
$47,163

Cumulative earnings in equity interest	$15,707

*(1)                        The weighted average life of the intangible assets recorded in CRIC’s financial statements was 10 years and the intangible assets not included in CRIC’s financial statements, excluding the asset with indefinite life, was 7 years.

In April 2008, the Company restructured its real estate and home decoration channels and related business into a new subsidiary, COHT, and sold 34% interest to E-House (China) Holdings Limited (“E-House”), in exchange for a payment of $2.5 million in cash and a 10-year exclusive license for business-to-consumer usage of E-House’s CRIC database to COHT. The operating results of COHT were subsequently consolidated.

In July 2009, the Company entered into a definitive agreement (the “Agreement”) with E-House to merge E-House’s real estate information and consulting services and COHT (the “Transaction”). E-House’s real estate information and consulting services are operated by CRIC, a subsidiary of E-House. Under the Agreement, SINA would contribute its online real estate business into its majority-owned subsidiary COHT, and CRIC would issue its own ordinary shares to SINA to acquire SINA’s equity interest in COHT in exchange for shares in CRIC. In September 2009, the Company entered into an amended and restated advertising agency agreement, a domain name and content license agreement, a trademark license agreement and a software license and support services agreement (the “License Agreements”) with COHT as part of its consideration for the interest in CRIC.

In October 2009, the Transaction was consummated following the listing of CRIC on the NASDAQ Global Select Market. The Company’s interest in CRIC was valued at $572.0 million based on CRIC’s IPO price of $12.00 per American depositary share. On CRIC’s IPO date, the fair value of 66% equity interest in COHT was $384.6 million which was determined by management with the assistance of a valuation consultant. Netting the value of the corresponding shares of the net assets of COHT amounted to $8.0 million (including cash and cash equivalents of $7.6 million and other total assets of $11.9 million, net of total liabilities of $11.5 million), the Company recorded a one-time gain of $376.6 million resulting from the Transaction. The amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests of COHT disposed. This amount was recorded as deferred revenue and amortized over the contract term of ten years. Please refer to Note 7 for further details.

Beginning October 1, 2009, the Company no longer consolidates the financial results of COHT and instead accounts for its interest in CRIC using the equity method of accounting. To enable the Company to have more time to collect and analyze CRIC’s results, the Company reports its interest in CRIC one quarter in arrears. In accordance with this lag reporting for its investment in CRIC, the Company did not record any equity income from CRIC for 2009. During 2011 and 2010, the Company acquired an additional $2.1 million and $8.9 million interest in CRIC in the open market, bringing its total ownership to approximately 34% as of December 31, 2011.

In the fourth quarter of 2010, based on an assessment of other-than-temporary impairment, the Company recorded a $128.6 million charge to write down the investment in CRIC to its fair value, based on CRIC’s quoted closing stock price of $9.60 as of December 31, 2010. In the third quarter of 2011, based on the degree and severity of a decline in CRIC’s share price, decline in profit and business outlook for CRIC and the real estate industry in China in general, the Company performed an other-than-temporary impairment assessment on investment in CRIC in the third quarter of 2011, and recorded an additional $230.3 million charge to write down the investment in CRIC to its fair value, based on CRIC’s quoted closing share price of $4.92 as of September 30, 2011.

On October 28, 2011, CRIC announced that its board of directors had received a non-binding proposal from E-House to acquire through a merger all of the outstanding shares of CRIC that are not owned by E-House. CRIC would be privatized and wholly-owned by E-House subsequent to the merger. Pursuant to the definitive merger agreement entered between CRIC and E-House on December 28, 2011, upon the terms and subject to the conditions thereof, at the effective time of the merger, each of the CRIC’s ordinary shares (“CRIC shares”) issued and outstanding immediately prior to the effective time of the merger (including CRIC shares represented by American depositary shares (“CRIC ADSs”), each of which represents one CRIC share) would be cancelled in exchange for the right to receive cash consideration of $1.75, without interest, plus, in the case of each CRIC share (not including CRIC shares represented by CRIC ADSs), 0.6 E-House ordinary shares (“E-House shares”), or, in the case of each CRIC share represented by a CRIC ADS, 0.6 E-House American depositary shares (“E-House ADSs”), each of which represents one E-House share. The merger is subject to customary closing conditions and approval by shareholders of CRIC. Based on the CRIC’s closing share price of $4.05 on the last trading day of 2011, the Company concluded that no other-than-temporary impairment was necessary for its investments in CRIC due to the degree and duration of decline from its carrying value. The share price of CRIC has subsequently reached the Company’s carrying book value. The Company is evaluating the accounting treatment related to the privatization of CRIC.

The Company performs an impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes did not occur and, thus, concluded that there was no impairment to the carrying value of its equity investments other than in CRIC.

Available-for-Sale Securities

The following table shows the carrying amount and fair value of marketable securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2010	$1,500	$868	$—	$2,368
Tudou Holdings Limited (“Tudou”)	66,407	—	(38,215)	28,192
MCOX	15,081	—	(2,323)	12,758
Others	$5,633	$17,281	$—	$22,914
December 31, 2011	$87,121	$17,281	$(40,538)	$63,864

As of December 31, 2011, investments in marketable securities, which were held as available-for-sale and reported at fair value, totaled $63.9 million. In 2011, the Company made investments in marketable securities totaling $135.7 million and incurred an impairment charge of $50.9 million on its investment in MCOX. Net unrealized losses were $23.3 million as of December 31, 2011.

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Based on the closing stock price of $1.37 per share on September 30, 2011, the Company recognized an impairment charge of $50.9 million on MCOX, as its fair value was 77% below the original cost and was unlikely to recover due to projected net losses and limited revenue growth, the low market capitalization and low daily trading activity of its shares, and the underlying e-commerce industry condition in China in general at the time. As of December 31, 2011, investment in Tudou reflected an unrealized loss of $38.2 million, which the Company did not considered other than temporary, as it had just gone public in August 2011 and its share price experienced high volatility and low daily trading volume, its revenues growth was projected to increase and its peer was trading at much higher revenue multiples. The share price of Tudou has subsequently reached the Company’s carrying book value. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers, our assessment that the investment is not other-than-temporarily impaired, as well as our ability and current intent to hold these securities until the prices recover.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

4. Goodwill and Intangible Assets

The following table set forth changes in the carrying amount of goodwill and accumulated impairment losses:

	Advertising	MVAS	Total
	(In thousands)
Balances at December 31, 2010	$15,159	$68,891	$84,050
Impairment	—	(68,891)	(68,891)
Balances at December 31, 2011	$15,159	$—	$15,159

Goodwill was derived from acquisitions made between 2003 and 2008. The Company acquired Memestar Limited, a British Virgin Islands limited liability corporation (“Memestar”), in 2003 and Crillion Corporation, a British Virgin Islands limited liability corporation (“Crillion”), in 2004 to enhance its MVAS offerings as well as increase its market share in the PRC MVAS market. The Company acquired Davidhill Capital Inc. (“Davidhill”), a British Virgin Islands limited liability corporation, and its UC instant messaging product in 2004. In 2008, the Company took controlling interest in a privately held web-application development firm.

The Company performs an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review. In the third quarter of 2011, based on a significant decline in gross margin of the MVAS business and near-term outlook, the Company performed an assessment of MVAS goodwill with the assistance of an independent valuation firm and recognized an impairment charge of $68.9 million. The impairment assessment on MVAS goodwill weighed the results of the income approach and market approach and considered a combination of factors, including industry outlook, market conditions, expected future cash flows, growth rates, and discount rates, which required the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the business. The Company performed an impairment assessment on its advertising goodwill as of December 31, 2011 and concluded no write down was warranted. Accumulated impairment loss on MVAS and total goodwill as of December 31, 2011 was $68.9 million.

The following table summarized the Company’s intangible assets:

	December 31, 2011			December 31, 2010
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$11,012	$(10,923)	$89	$11,012	$(10,567)	$445
Software*	1,844	(1,844)	—	1,844	(1,536)	308
Other	775	(49)	726	775	(4)	771
Total	$13,631	$(12,816)	$815	$13,631	$(12,107)	$1,524

*       Intangible assets are amortized over the estimated useful lives in the range of two to ten years.

Amortization expense related to intangible assets was $0.7 million, $3.3 million and $4.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2012	$134
2013	45
2014	45
2015	45
Thereafter	224
Total expected amortization expense	$493

Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2011
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

5. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Cash and cash equivalents:
Cash	$178,922	$219,017
Cash equivalents:
Bank time deposits	126,127	198,093
Money market funds	208,931	226,509
	335,058	424,602
	513,980	643,619
Short-term investments:
Bank time deposits	159,495	239,216
Total cash, cash equivalents and short-term investments	$673,475	$882,835

      The carrying amounts of cash, cash equivalents and short-term investments approximate fair values. Interest income for the years ended December 31, 2011, 2010 and 2009 was $13.7 million, $7.4 million and $8.4 million, respectively.

Balance Sheet Components	12 Months Ended
Dec. 31, 2011
Balance Sheet Components
Balance Sheet Components

6. Balance Sheet Components

	December 31,
	2011	2010
	(In thousands)
Accounts receivable, net:
Accounts receivable	$123,961	$99,105
Allowance for doubtful accounts:
Balance at beginning of year	(9,262)	(8,791)
Additional provision charged to expenses	(2,530)	(1,239)
Write-off	300	768
Balance at end of year	(11,492)	(9,262)
	$112,469	$89,843
Prepaid expenses and other current assets:
Content fees	$9,325	$5,057
Rental and other deposits	8,124	5,521
Prepayments for investments	15,053	21,978
Others	9,464	3,425
	$41,966	$35,981
Property and equipment, net:
Computers and equipment	$154,674	$95,170
Leasehold improvements	8,436	6,199
Furniture and fixtures	7,270	5,155
Other	760	1,586
	171,140	108,110
Less: Accumulated depreciation	(96,629)	(74,821)
	$74,511	$33,289
Accrued liabilities:
Sales rebates	$30,508	$18,744
Content fees	26,672	17,430
Accrued compensation and benefits	13,443	11,887
Marketing expenses	19,250	11,232
Employee payroll withholding tax	3,342	3,196
Advertisement production cost	7,625	7,269
Business taxes payable	10,367	8,044
Sales commission	5,030	4,676
Professional fees	3,345	3,083
Internet connection costs	6,728	3,479
Others	14,166	7,152
	$140,476	$96,192

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

7. Related Party Transactions

Based on the amended and restated advertising agency agreements with CRIC, agency fees earned from COHT for 2011, 2010 and 2009, calculated at 15% of COHT’s revenue generated from the sales of advertising on SINA’s non-real estate channels, were $3.5 million, $2.5 million, and $0.9 million respectively. As of December 31, 2011 and 2010, receivables due from COHT were $1.9 million and $2.0 million, respectively. In addition, the Company entered into certain license agreements at the time of the transaction with CRIC. The fair value of these license agreements were measured at $187.4 million and was recognized as deferred revenue and amortized on a straight line basis over the contract period of ten years. The amortized deferred revenue for 2011 and 2010 were $18.7 million and $18.7 million, respectively.

Revenues from related parties, excluding those with CRIC stated above, represented approximately 2% of net advertising revenues for 2011. Transactions with related parties included in costs of revenue represented approximately 2% of total costs of revenue for 2011 and in sales and marketing expenses represented less than 1% of total sales and marketing expenses. Management believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

In September 2009, the Company entered into a definitive agreement for a private equity placement of its ordinary shares with New-Wave Investment Holding Company Limited (“New-Wave”), a British Virgin Islands company established and controlled by Charles Chao, the Company’s Chief Executive Officer, and other members of the Company’s management. In November 2009, 5,608,612 ordinary shares were issued to New-Wave for the aggregate consideration of $180 million. This transaction resulted in a $10.7 million of stock-based compensation expense for fiscal 2009. See also Note 12 to Consolidated Financial Statements.

One of the Company’s subsidiaries entered into an agreement with Broadvision Inc. (“Broadvision”) whose Chairman, Chief Executive Officer and President Pehong Chen is a director of SINA. Under this agreement, Broadvision provides HR information management hosting service, including software subscription, system upgrade and technical support. For 2011, 2010 and 2009, the Company paid Broadvision approximately $126,000, $112,000 and $114,000, respectively. There was no payable outstanding as of December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

The Company is registered in the Cayman Islands and has operations in four tax jurisdictions — the PRC, the U.S., Hong Kong and Taiwan. The operations in Taiwan represent a branch office of the subsidiary in the U.S. For operations in the U.S., Hong Kong and Taiwan, the Company has incurred net accumulated operating losses for income tax purposes. The Company believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Company has provided full valuation allowance for the deferred tax assets arising from the losses at these locations as of December 31, 2011.

The components of income before income taxes are as follows:

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except percentage)
Income (loss) before income tax expenses	$(297,417)	$(10,903)	$420,628
Income (loss) from non-China operations	$(362,692)	$(119,054)	$338,738
Income from China operations	$65,275	$108,151	$81,890
Income tax expenses applicable to China operations	$5,001	$8,436	$8,323
Effective tax rate for China operations	8%	8%	10%

The Company generated substantially all of its operating income from its PRC operations for the years ended December 31, 2011, 2010 and 2009, and has recorded income tax provisions for these years. In 2011, the Company’s Cayman Islands operations recorded impairment charges totaling $281.2 million related to its investments in CRIC and MCOX and an impairment charge of $68.9 million related to its MVAS goodwill. In 2010, the Cayman Islands operations recorded an impairment charge of $128.6 million related to its investment in CRIC. In 2009, the Cayman Islands operations recorded a one-time gain of $376.6 million related to its spin off of COHT. See also Note 3 and 4 to the Consolidated Financial Statements for further discussion.

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

China

Prior to January 1, 2008, the Company’s subsidiaries and variable interest enterprises (“VIEs”) were governed by the previous Income Tax Law (the “Previous IT Law”) of China. Under the Previous IT Law, the Company’s subsidiaries and VIEs were generally subjected to enterprise income taxes at a statutory rate of 33% (30% state income tax plus 3% local income tax) or 15% for qualified high and new technology enterprises. In addition to a preferential statutory rate, some of the Company’s high and new technology subsidiaries were entitled to special tax holidays of three-year tax exemption followed by three years at a 50% reduction in the tax rate, commencing the first operating year.

Effective January 1, 2008, the new Enterprise Income Tax Law (the “EIT Law”) in China supersedes the Previous IT Law and unifies the enterprise income tax rate for VIEs and foreign-invested enterprises (“FIEs”) at 25%. The EIT Law provides a five-year transitional period for certain entities that enjoyed a favorable income tax rate of less than 25% and/or a preferential tax holiday under the Previous IT Law and were established before March 16, 2007, to gradually increase their rates to 25%. In addition, high and new technology enterprises continue to enjoy a preferential tax rate of 15%. The EIT Law also provides grandfather treatment for high and new technology enterprises that received special tax holidays under the Previous IT Law to continue to enjoy their tax holidays until expiration provided that specific conditions are met. Three of the Company’s subsidiaries in China, SINA.com Technology (China) Co. Ltd., SINA Technology (China) Co. Ltd. and Beijing New Media Information Technology Co. Ltd., were qualified as high and new technology enterprises under the new EIT Law. In addition, SINA (Shanghai) Management Co., Ltd., was qualified a software enterprise in 2010 and is exempted from income tax for the first two years and is entitled to a preferential tax rate of 12.5% for the three years from thereafter.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should SINA be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous IT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

A majority of the Company’s FIEs’ operations in China are invested and held by Hong Kong registered entities. If we are regarded as a non-resident enterprise and our Hong Kong subsidiaries are regarded as resident enterprises, then our Hong Kong subsidiaries may be required to pay a 10% withholding tax on any dividends payable to us. If our Hong Kong entities are regarded as non-resident enterprises, then our PRC subsidiaries may be required to pay a 5% withholding tax for any dividends payable to our Hong Kong subsidiaries, however, it is still unclear at this stage whether Circular 601 applies to dividends from our PRC subsidiaries paid to our Hong Kong subsidiaries and if our Hong Kong subsidiaries were not considered as “beneficial owners” of any dividends from their PRC subsidiaries, the dividends payable to our Hong Kong subsidiaries would be subject to withholding tax at a rate of 10%. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. Based on the subsequently issued interpretation of the EIT, Article 4 of Cai Shui (2008) Circular No. 1, dividends on earnings prior to 2008 but distributed after 2008 are not subject to withholding income tax. The current policy approved by the Company’s Board allows the Company to distribute PRC earnings offshore only if the Company does not have to pay a dividend tax. Such policy may require the Company to reinvest all earnings made since 2008 onshore indefinitely or be subject to a significant withholding tax should its policy change to allow for earnings distribution offshore. As of December 31, 2011, the Company did not record any withholding tax on the retained earnings of its FIEs in the PRC as the Company intends to reinvest all earnings in China since 2008 to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings made since 2008 to their immediate foreign holding companies.

The Company’s VIEs are wholly owned by the Company’s employees and controlled by the Company through various contractual agreements. To the extent that these VIEs have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings.

In December 2009, the State Administration of Tax in China issued a circular on strengthening the management of proceeds from equity transfers by non-China tax resident enterprises and requires foreign entities to report indirect sales of China tax resident enterprises. If the existence of the overseas intermediary holding company is disregarded due to lack of reasonable business purpose or substance, gains on such sale are subject to PRC withholding tax. The Company believes that there was reasonable business purpose for the merger of COHT with CRIC, which was to realize the business synergy created by the merger to form a real estate information services platform both online and offline with diversified revenue streams, serving both real estate businesses and consumers. The simultaneous initial public offering allowed the combined company to raise additional capital to fund its future growth. Due to limited guidance and implementation history of the circular, significant judgment is required in the determination of a reasonable business purpose for an equity transfer by our non-China tax resident entity by considering factors, including but not limited to, the form and substance of the arrangement, time of establishment of the foreign entity, relationship between each step of the arrangement, relationship between each component of the arrangement, implementation of the arrangement and the changes in the financial position of all parties involved in the transaction. Although the Company believes that it is more likely than not the said transaction would be determined as one with a reasonable business purpose, should this not be the case, the Company would be subject to a significant withholding tax that could materially and adversely impact its financial position, results of operations and cash flows.

Composition of income tax expenses for China operations

The following table sets forth current and deferred portion of income tax expenses of the Company’s China subsidiaries and VIEs:

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Current tax provision	$5,930	$9,142	$7,093
Deferred tax (benefits) provision	(929)	(706)	1,230
Income tax expenses	$5,001	$8,436	$8,323

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for China operations:

	Year Ended December 31,
	2011	2010	2009
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(18)%	(18)%	(17)%
Permanent differences	1%	1%	1%
Change in valuation allowance	—	—	1%
Effective tax rate for China operations	8%	8%	10%

The provisions for income taxes for the years ended December 31, 2011, 2010 and 2009 differ from the amounts computed by applying the EIT primarily due to the tax holidays and the preferential tax rate enjoyed by certain of the Company’s entities in the PRC. The lower effective tax rate of the Company’s PRC operations for 2011 and 2010 as compared to 2009 was primarily due to additional tax holiday received from a newly qualified subsidiary in Shanghai.

The following table sets forth the effect of tax holiday related to China operations:

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amount)
Tax holiday effect	$10,306	$20,303	$13,422
Basic net income (loss) per share effect	$0.16	$0.33	$0.25
Diluted net income (loss) per share effect	$0.16	$0.33	$0.23

The following table sets forth the significant components of deferred tax assets and liabilities for China operations:

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$7,076	$—	$—
Allowances for doubtful accounts, accruals and other liabilities	6,513	5,596	4,313
Depreciation	351	202	218
Total deferred tax assets	13,940	5,798	4,531
Less: valuation allowance	(11,883)	(4,787)	(4,259)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies. Historically, deferred tax assets were valued using the previous statutory rate of 25% or applicable preferential rates. As of December 31, 2011, the Company had no unrecognized tax benefits and net operating loss carryforwards totaling $7.1 million, $7.0 million were provided with valuation allowance and the remaining $0.1 million is due to expire in December 31, 2014.

U.S.

As of December 31, 2011, the Company’s subsidiary in the U.S. had approximately $83.7 million of federal and $30.3 million of state net operating loss carryforwards available to offset future taxable income. The federal net operating loss carryforwards will expire, if unused, in the years ending June 30, 2012 through December 31, 2031, and the state net operating loss carryforwards will expire, if unused, in the years ending June 30, 2012 through December 31, 2031. Included in the net operating loss carryforwards were $36.9 million and $23.8 million of federal and state net operating loss carryforwards relating to employee stock options, the benefit of which will be credited to equity when realized. The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carryforwards in certain situations when changes occur in the stock ownership of a company. In the event the Company has a change in ownership, utilization of carryforwards could be restricted. The deferred tax assets for the U.S. subsidiary at December 31, 2011 consists mainly of net operating loss carryforwards for which a full valuation allowance has been provided, as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the net deferred tax assets for operation in the U.S.:

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$30,435	$30,327	$30,372
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	468	503	512
Total deferred tax assets	30,903	30,830	30,884
Less: valuation allowance	(30,903)	(30,830)	(30,884)
Deferred tax assets	$—	$—	$—

Hong Kong

As of December 31, 2011, the Company’s Hong Kong subsidiary had approximately $16.4 million of net operating loss carryforwards which can be carried forward indefinitely to offset future taxable income. As of December 31, 2011, the deferred tax assets for the Hong Kong subsidiary, consists mainly of net operating loss carryforwards, for which a full valuation allowance has been provided. Management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the net deferred tax assets for Hong Kong operation:

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,708	$2,584	$2,523
Less: valuation allowance	(2,708)	(2,584)	(2,523)
Deferred tax assets	$—	$—	$—

Aggregate net deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets included in prepaid expenses and other current assets and other assets:
Net operating loss carryforwards	$40,219	$32,911	$32,895
Allowances for doubtful accounts, accruals and other liabilities	6,981	5,753	4,479
Depreciation	351	202	218
Other tax credits	—	346	346
Total deferred tax assets	47,551	39,212	37,938
Less: valuation allowance	(45,494)	(38,201)	(37,666)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities included in accrued liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)

Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Share
Net Income (Loss) Per Share

9. Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2011, 2010 and 2009, options to purchase ordinary shares, restricted share units and convertible bond that were anti-dilutive and excluded from the calculation of diluted net income (loss) per share were approximately 1,703,000, 4,814,000 and 889,000, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Basic net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$7.53
Diluted net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Weighted average ordinary shares equivalents:
Stock options	—	—	426
Unvested restricted shares	—	—	272
Convertible debt	—	—	3,839
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121	61,216	59,259
Diluted net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$6.95

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

10. Employee Benefit Plans

China Contribution Plan

The Company’s subsidiaries and VIEs in China participate in a government-mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the Company’s subsidiary to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution. For the years ended December 31, 2011, 2010 and 2009, the Company contributed a total of $19.8 million, $12.2 million and $10.8 million, respectively.

401(k) Savings Plan

The Company’s U.S. subsidiary has a savings plan that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). Under the 401(k) Plan, participating employees may defer 100% of their eligible pretax earnings up to the Internal Revenue Service’s annual contribution limit. All employees on the U.S. payroll of the Company age 21 years or older are eligible to participate in the 401(k) Plan. The Company has not been required to contribute to the 401(k) Plan.

Profit Appropriation	12 Months Ended
Dec. 31, 2011
Profit Appropriation
Profit Appropriation

11. Profit Appropriation

The Company’s subsidiaries and VIEs in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s FIEs, its subsidiaries have to make appropriations from its after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Company’s discretion. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from its after-tax profit (as determined under the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund, (ii) statutory public welfare fund and (iii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax profits calculated in accordance with the PRC GAAP. Effective January 1, 2006 under the revised China Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriation to discretionary surplus fund is made at the discretion of the Company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. Statutory public welfare fund is restricted to the capital expenditures for the collective welfare of employees. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation. As of December 31, 2011 and 2010, the Company was subject to a maximum appropriation of $18.1 million and $15.4 million, respectively, to these non-distributable reserve funds.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity

12.     Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company put in place a Rights Plan to protect the best interests of all shareholders. In general, the Plan vests stockholders of SINA with rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The rights will expire on February 22, 2015.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Repurchase program

In 2008, the Board authorized, but did not obligate, the Company to repurchase of up to $100 million of the Company’s ordinary shares on an opportunistic basis. The repurchase program was effective until December 31, 2009. In 2009, the Company repurchased an aggregate of 2.5 million shares in the open market at an average price of $20.37 for a total consideration of $50.0 million. The repurchased shares were canceled in November 2009.

Private equity placement with New-Wave

In September 2009, the Company entered into a definitive agreement for a private equity placement of its ordinary shares with New-Wave, a British Virgin Islands company established and controlled by Charles Chao, the Company’s Chief Executive Officer, and other members of the Company’s management. Investors in New-Wave include certain key managers and employees of the Company, including without limitation, Charles Chao, Herman Yu, Hong Du, Tong Chen and Yan Wang, and funds managed by CITIC Capital, whose Chief Executive Officer, Yichen Zhang, is a director of the Company. In November 2009, 5.6 million ordinary shares were issued to New-Wave for the aggregate consideration of $180 million. The key managers and employees who have invested in New-Wave cannot effect a distribution of the Company’s ordinary shares underlying their shareholding interest in New-Wave unless the holders of more than 50% of New-Wave’s ordinary shares have requested such a distribution and certain other conditions have been satisfied. The shareholding interest in New-Wave of each of the key managers or employees, other than Charles Chao, corresponds to a number of the Company’s ordinary shares that, when aggregated with all other ordinary shares of the Company beneficially owned by such key managers or employees (including ordinary shares issuable upon exercise of options and vesting of restricted share units within 60 days from the date hereof), is less than one percent of the Company’s total issued and outstanding ordinary shares. The shares issued to New-Wave were subject to a six month lock-up and have customary registration rights pursuant to a Registration Rights Agreement entered into between SINA and New-Wave.

Amended and Restated 2007 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan will terminate on August 1, 2015, unless it is terminated earlier by our Board of Directors. Under the plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the Amended and Restated 2007 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 100% of the fair market value on the date of grant. Upon adoption, the 2007 Plan replaced the existing 1999 Stock Plan, 1999 Executive Stock Option Plan and 1999 Directors’ Stock Option Plan and, as a result, no additional awards could be made under such plans. As of December 31, 2011, there were 331,000 options and 496,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

1999 Stock Plan

In May 1999, the Company adopted the 1999 Stock Plan (the “1999 Plan”). The 1999 Plan provides for the granting of stock options to employees, consultants and directors of the Company. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (“ISO”) may be granted only to Company employees (including officers and directors who are also employees). Nonqualified stock options (“NSO”) may be granted to Company employees and consultants. Options under the Company’s 1999 Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the 1999 Plan generally vest over a 4-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2011, there were a total of 282,000 options outstanding under the 1999 Plan.

1999 Executive Stock Option Plan

In October 1999, the Board adopted the 1999 Executive Stock Option Plan (the “Executive Plan”). An aggregate of 2,250,000 ordinary shares have been approved for issuance under the Executive Plan. The Executive Plan provides for the granting of options to purchase ordinary shares and ordinary share purchase rights to eligible employees and consultants. Options under Executive Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the Executive Plan generally vest over a four-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2011, there was no option outstanding under the Executive Plan.

1999 Directors’ Stock Option Plan

In October 1999, the Board approved the 1999 Directors’ Stock Option Plan (the “Directors’ Plan”) covering an aggregate of 750,000 ordinary shares. The Directors’ Plan became effective on the effective date of the initial public offering and provides a non-employee director after the completion of the offering (1) a non statutory stock option to purchase 37,500 ordinary shares on the date on which he or she first becomes a member of the Board of Directors, and (2) an additional non statutory stock option to purchase 15,000 shares on the date of each annual shareholders’ meeting immediately thereafter, if on such date he or she has served on the Board for at least six months. All options granted under the Directors’ Plan shall have an exercise price equal to 100% of the fair value of the shares on the date of grant and shall have a term of 10 years from the date of grant. All options granted under the Directors’ Plan vest in full immediately upon grant. On September 27, 2005, the shareholders of the Company approved an increase to the aggregate number of ordinary shares issuable under the Directors’ Plan from 750,000 ordinary shares to 1,125,000 ordinary shares. As of December 31, 2011, 167,000 options were outstanding under the Directors’ Plan.

Stock-based Compensation

     The following table sets stock-based compensation included in each of the accounts:

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Costs of revenues	$3,346	$2,989	$5,400
Sales and marketing	3,155	2,369	5,973
Product development	3,082	1,812	4,112
General and administrative	7,024	6,232	17,759
	$16,607	$13,402	$33,244

Stock-based compensation expense for 2009 included $10.7 million that is attributable to the increase in fair value of the financed shares from the agreement date with New-Wave in September 2009, when the price was set, to the closing date of the private equity financing in November 2009, the measurement date for accounting purposes. The difference between the fair value of financed shares beneficially owned by management at the closing date and the amount paid by management set at the agreement date is deemed as compensation and recorded as stock-based compensation expense.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2009 due to the lack of industry comparison. No option was granted in 2010 and 2011. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

As of December 31, 2011, there was $25.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock-based awards granted to the Company’s employees and non-employee directors that will be recognized over a weighted-average period of 2.7 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2009	1,744
Shares added under Amended and Restated 2007 Plan	5,000
Granted*	(67)
Cancelled/expired/forfeited	65
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159

*            In 2011 and 2010, 345,000 and 38,000 restricted shares units, or 604,000 and 67,000 equivalent shares, respectively, were granted.

Stock Options

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2009	1,579	$27.30	3.68	$28,509
Exercised	(511)	$23.08
Cancelled/expired/forfeited	(47)	$28.94
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832

Vested and expected to vest as of December 31, 2010	1,019	$29.33	3.06	$40,254
Exercisable as of December 31, 2010	858	$28.19	3.03	$34,846
Vested and expected to vest as of December 31, 2011	780	$30.42	2.08	$16,831
Exercisable as of December 31, 2011	744	$30.17	2.07	$16,235

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $17.6 million, $13.9 million and $21.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option during 2011 was $6.2 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2011 and 2010 was $52.00 and $68.82, respectively.

As of December 31, 2011, there was $0.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 0.4 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding at December 31, 2011 is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$1.50 - $23.17	185	$20.93	185	$20.93	1.19
$24.23 - $30.35	204	$25.94	204	$25.94	2.61
$33.29 - $33.29	211	$33.29	186	$33.29	2.21
$33.68 - $49.95	180	$41.86	169	$41.94	2.25
	780	$30.42	744	$30.17	2.08

In September 2008, COHT adopted a 2008 Share Incentive Plan (the “2008 COHT Plan”), which permitted the granting of stock options, share appreciation rights, restricted share units and restricted shares of COHT to employees, directors and consultants. Fair value of options estimated at grant date was $0.5 million for 2009. Stock compensation expenses related to the grant were amortized over four years on a straight-line basis with $119,000 expensed in 2009. The 2008 COHT Plan was assumed by CRIC in 2009 as part of the Transaction (see further discussion in Note 3).

In August 2010, the Company’s subsidiary T.CN Corporation adopted a 2010 Share Incentive Plan (the “2010 T.CN Plan”), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of T.CN to employees, directors and consultants. The Company granted options of T.CN equivalent to approximately 1.1% and 15.9% of the subsidiary’s ordinary shares on a fully diluted basis in 2011 and 2010, respectively. Fair value of options estimated at grant date was $1.0 million and $4.2 million for 2011 and 2010, respectively. Stock compensation expenses related to the grants were amortized over four years on a straight-line basis with $1.0 million and $267,000 expensed in 2011and 2010, respectively.

Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2009	867	$27.88
Awarded*	38	$43.57
Vested	(345)	$27.07
Cancelled	(22)	$38.90
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37

*  36,000 restricted shares units were granted to non-employee directors in 2011 and 2010.

Restricted share units are not considered outstanding in the computation of basic earnings per share. As of December 31, 2011, there was $25.0 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based restricted share units granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 2.9 years. The total fair value based on the respective vesting dates of the restricted share units vested was $34.2 million, $15.9 million and $17.7 million during the year ended December 31, 2011, 2010 and 2009 respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

13. Segment Information

The Company currently operates in three principal business segments globally — advertising, MVAS and other non-advertising. Information regarding the business segments provided to the Company’s chief operating decision makers (“CODM”) are at the revenue or gross margin level. The Company currently does not allocate operating costs nor assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.  The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

The following is a summary of revenues, costs of revenues and gross margins:

	Advertising	MVAS	Other	Total
	(In thousands, except percentages)
Year ended December 31, 2011:
Net revenues	$368,805	$83,457	$30,567	$482,829
Costs of revenues	157,458	53,235	4,655	215,348
Gross margin	57%	36%	85%	55%
Year ended December 31, 2010:
Net revenues	$290,814	$86,183	$25,620	$402,617
Costs of revenues	116,295	49,612	2,503	168,410
Gross margin	60%	42%	90%	58%
Year ended December 31, 2009:
Net revenues	$227,895	$119,341	$11,331	$358,567
Costs of revenues	99,835	56,851	1,606	158,292
Gross margin	56%	52%	86%	56%

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	74,112	399	74,511
Year ended and as of December 31, 2010:
Net revenues	$398,743	$3,874	$402,617
Long-lived assets	32,690	599	33,289
Year ended and as of December 31, 2009:
Net revenues	$355,585	$2,982	$358,567
Long-lived assets	22,346	676	23,022

Revenues are attributed to the countries in which the invoices are issued.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

14. Financial Instruments

Fair Value of Financial Instruments

	Fair Value Measurements at December 31, 2011 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$208,931	$208,931	$—
Bank time deposits(2)	285,622	—	285,622
Available-for-sale securities(3)	63,864	63,864
Total	$558,417	$272,795	$285,622

	Fair Value Measurements at December 31, 2010 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$226,509	$226,509	$—
Bank time deposits(2)	437,309	—	437,309
Available-for-sale securities(3)	2,368	2,368
Total	$666,186	$228,877	$437,309

(1)   Included in cash and cash equivalents on the Company’s consolidated balance sheets.

(2)   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

(3)   Included in Equity Investments on the Company’s consolidated balance sheets.

In the third quarter of 2011, based on revenue and gross margin declines of the MVAS business and near-term outlook, the Company performed an assessment of MVAS goodwill with the assistance of an independent valuation firm and recognized an impairment charge of $68.9 million. The fair value of MVAS business was determined using Level 3 inputs. In accordance with the Company policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Company performed an impairment assessment on its advertising goodwill as of December 31, 2011, and concluded that no write down was warranted. As of December 31, 2011, accumulated impairment loss on MVAS and total goodwill was $68.9 million.

In the fourth quarter of 2010, based on an assessment of other-than-temporary impairment, the Company recorded a $128.6 million charge to write down the investment in CRIC to its fair value, based on CRIC’s quoted closing stock price (Level 1 input) of $9.60 as of December 31, 2010. In the third quarter of 2011, based on an assessment of other-than-temporary impairment, the Company recorded an additional $230.3 million charge to write down the investment in CRIC to its fair value, based on CRIC’s quoted closing stock price of $4.92 as of September 30, 2011 (see Note 3 for further information).

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivables. In addition, with majority of its operations in China, the Company is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Company has not done so. The Company limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., PRC, Hong Kong and Taiwan that management believes are of high credit quality.

As of December 31, 2011, the Company had $405.2 million in cash and bank deposits, such as time deposits (with terms generally up to twelve months), with large domestic banks in China. Historically, deposits in Chinese banks were secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Company holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Company’s deposits goes bankrupt, the Company is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable consist primarily of advertising agencies, direct advertising customers and mobile operators. As of December 31, 2011 and 2010, substantially all accounts receivable were derived from the Company’s China operations.

Advertising revenues from agencies accounted for approximately 88%, 91% and 93% of the Company’s advertising revenues for fiscal year 2011, 2010 and 2009, respectively. For 2011, our 10 largest advertising agencies in China contributed to 46% of our advertising revenues, and no individual customer or agency accounted for more than 10% of our total net revenues in 2011 and 2010. For 2009, Focus Media, mainly through its advertising agency subsidiaries, accounted for 12% of the Company’s total net revenues. No individual customer or agency accounted for more than 10% of the Company’s net accounts receivables as of December 31, 2011 and 2010.

With regards to the MVAS operations, revenues charged via provincial and local subsidiaries of China Mobile were 14%, 17% and 28% of the Company’s net revenues in 2011, 2010, and 2009, respectively. Revenues from the SMS product line accounted for 7%, 10% and 15% of the Company’s net revenues for 2011, 2010, and 2009, respectively. China Mobile and its provincial and local subsidiaries in aggregate accounted for less than 10% of the Company’s net accounts receivables as of December 31, 2011 and 2010, respectively. Accounts receivable from third-party operators represent MVAS fees collected on behalf of the Company after deducting their billing and collection services and transmission charges. The Company maintains allowances for potential credit losses. Historically, the Company has not had any significant direct write off of bad debts.

The majority of the Company’s net operating income was derived from China. The operations in China are carried out by the subsidiaries and VIEs. The Company depends on dividend payments from its subsidiaries in China after these subsidiaries receive payments from VIEs in China under various services and other arrangements. In addition, under Chinese law, its subsidiaries are only allowed to pay dividends to the Company out of their accumulated profits, if any, as determined in accordance with Chinese accounting standards and regulations. Moreover, these Chinese subsidiaries are required to set aside at least 10% of their respective accumulated profits, if any, up to 50% of their registered capital to fund certain mandated reserve funds that are not payable or distributable as cash dividends. The appropriation to mandated reserve funds are assessed annually. As of December 31, 2011, the Company is subject to a maximum appropriation of $18.1 million to these non-distributable reserve funds.

In 2011, the majority of the Company’s revenues derived and expenses incurred were in RMB. As of December 31, 2011, the Company’s cash, cash equivalents and short-term investments balance denominated in RMB was $326.3 million, accounting for 48% of the Company’s total cash, cash equivalents and short-term investments balance. The Company’s accounts receivable balance denominated in RMB was $111.8 million, which accounted for 99% of its net accounts receivable balance. The Company’s current liabilities balance denominated in RMB was $148.2 million, which accounted for 74% of its total current liabilities balance as of December 31, 2011. Accordingly, the Company may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Company may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2011.

Convertible Debt	12 Months Ended
Dec. 31, 2011
Convertible Debt
Convertible Debt

15. Convertible Debt

In 2003, the Company issued $100 million of zero-coupon, convertible, subordinated notes (the “Notes”) due 2023. The Notes were issued at par and bear no interest. The Notes will be convertible into SINA ordinary shares, upon satisfaction of certain conditions, at an initial conversion price of $25.79 per share, subject to adjustments for certain events. One of the conditions for conversion of the Notes to SINA ordinary shares is conversion upon satisfaction of market price condition, when the sale price (defined as closing per share sales price) of SINA ordinary shares reaches a specified threshold for a defined period of time. The specified thresholds are (i) during the period from issuance to July 15, 2022, if the sale price of SINA ordinary shares, for each of any five consecutive trading days in the immediately preceding fiscal quarter, exceeds 115% of the conversion price per ordinary share, and (ii) during the period from July 15, 2022 to July 15, 2023, if the sale price of SINA ordinary shares on the previous trading day is more than 115% of the conversion price per ordinary share. For the quarter ended March 31, 2012, the sale price of SINA ordinary shares exceeded the threshold set forth in item (i) above; therefore, the Notes are convertible into SINA ordinary shares during the quarter ending June 30, 2012.

Upon a purchaser’s election to convert the Notes, the Company has the right to deliver cash in lieu of ordinary shares, or a combination of cash and ordinary shares. The Company may redeem for cash all or part of the Notes on or after July 15, 2012, at a price equal to 100% of the principal amount of the Notes being redeemed. The purchasers may require the Company to repurchase all or part of the Notes for cash on July 15 annually from 2007 through 2013, and on July 15, 2018, or upon a change of control, at a price equal to 100% of the principal amount of the Notes.

In accordance with guidance, obligations such as the Notes are considered current liabilities when they are or will be callable within one year from the balance sheet date, even though liquidation may not be expected within that period. These notes were accounted for in accordance with the revised guidance on accounting for convertible debt instrument issued by the FASB which the Company adopted on January 1, 2009.

For the year ended December 31, 2011, the Company issued 3.8 million new ordinary shares to settle conversion requests equivalent to $96.8 million, reducing the convertible debt amount to $2.2 million as of December 31, 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Company’s office premises. The Company leases its office facilities under non-cancelable operating leases with various expiration dates through 2013. For the years ended December 31, 2011, 2010, and 2009, rental expense was $11.7 million, $8.4 million and $7.6 million, respectively. Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2011 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Operating leases commitment	$32,250	$15,204	$16,036	$1,010	—

Purchase commitments mainly include minimum commitments for Internet connection, content and services related to website operation, MVAS costs and marketing activities. Purchase commitments as of December 31, 2011 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Purchase commitments	$102,259	$84,173	$16,892	$558	$636

There are uncertainties regarding the legal basis of our ability to operate an Internet business and telecommunication value-added services in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, but in addition regulations are unclear as to in which specific segments of these industries companies with foreign investors, including us, may operate. Therefore, the Company might be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

As of the date the Company filed this Form 20-F, there are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Company’s knowledge, are likely to have, a material change on the Company’s financial position results of operations or cash flow.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

17. Subsequent Events

On March 12, 2012, Youku Inc. (“Youku”) announced that it has signed a definitive agreement to merge with Tudou, one of our equity investees, in a 100% stock-for-stock transaction. Each Class A ordinary share and Class B ordinary share of Tudou issued and outstanding will be cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku. The merger is subject to customary closing conditions and approval by both Youku’s and Tudou’s shareholders and is expected to be completed by the third quarter of 2012.

On April 19, 2012, CRIC announced that it has obtained shareholders’ approval and merged into and became a 100% subsidiary of E-House on April 20, 2012 and, as a result, each ordinary share of CRIC held by us was converted into 0.6 ordinary share of E-House, together with the right to receive cash consideration of $1.75. The Company is evaluating the accounting treatment related to the privatization of CRIC.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The preparation of the Company’s consolidated financial statements is in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Company believes the accounting for advertising and MVAS revenues, accounting for income taxes, goodwill and other long-lived assets, allowances for doubtful accounts, equity investments, stock-based compensation, consolidation, determination of the estimated useful lives of assets, accounting for advertising costs, and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries and its variable interest entities (“VIEs”), in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Company provides substantially all of its Internet content and MVAS services in China via its VIEs, which hold critical operating licenses that enable SINA to do business in China. Substantially all of the Company’s revenues, costs and net income in China are directly or indirectly generated through these VIEs. The Company has signed various agreements with its VIEs to allow the transfer of economic benefits from the VIEs to the Company.

The Company’s VIEs are wholly or partially owned by certain employees of the Company. The capital for the VIEs are funded by the Company and recorded as interest-free loans to these PRC employees. These loans were eliminated with the capital of the VIEs during consolidation. Under various contractual agreements, employee shareholders of the VIEs are required to transfer their ownership in these entities to the Company’s subsidiaries in China when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to the Company and the Company has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive technical service agreements with the VIEs under which the Company provides technical and other services to the VIEs in exchange for substantially all net income of the VIEs. In addition, employee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to the Company. As of December 31, 2011, the total amount of interest-free loans to these PRC employees was $34.4 million and the aggregate accumulated losses of all VIEs were approximately $9.1 million, which have been included in the consolidated financial statements.

As of December 31, 2011, the total assets for the consolidated VIEs were $139.8 million, mainly comprising cash and cash equivalents, accounts receivable and property and equipment. As of December 31, 2011, total liabilities for the consolidated VIEs were $68.8 million, $51.3 million in accrued liabilities, $9.1 million in tax payable and $8.4 million in deferred revenue. These balances were reflected in SINA’s consolidated financial statements with intercompany transactions eliminated.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs amounting to a total of $79.9 million as of December 31, 2011. Since our VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of our VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses mainly through its VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The following is a summary of the Company’s major VIEs:

·    Beijing SINA Internet Information Service Co., Ltd. (the “ICP Company”), a China company controlled through business agreements. The ICP Company is responsible for operating www.sina.com and www.sina.cn in connection with its Internet content company license, selling the advertisements to advertisers and providing MVAS with its Value-Added Telecommunication Services Operating License in China via third-party operators to the users. It is 0.2% owned by Yan Wang, the Company’s Chairman of the Board, 22.8% owned by the Company’s executive officer Tong Chen, 27.1% owned by the Company’s executive officer Hong Du, and 49.9% owned by two other non-executive PRC employees of the Company. The registered capital of the ICP Company is $19.0 million.

·    Guangzhou Media Message Technologies, Inc. (“Xunlong”), a China company controlled through business agreements. Xunlong is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by two non-executive PRC employees of the Company. The registered capital of the Xunlong is $1.2 million.

·    Beijing Star-Village Online Cultural Development Co., Ltd. (“StarVI”), previously translated as Beijing Star-Village.com Cultural Development Co., Ltd, a China company controlled through business agreements. StarVI is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of the StarVI is 1.2 million.

·    Shenzhen Wang Xing Technology Co., Ltd. (“Wangxing”), a China company controlled through business agreements. Wangxing is responsible for providing MVAS in China via third-party operators to the users under its Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of Wangxing is $1.2 million.

·    Beijing SINA Infinity Advertising Co., Ltd. (the “IAD Company”), a China company controlled through business agreements. The IAD Company is an advertising agency. It is owned by two non-executive PRC employees of the Company. This entity has an approved business scope including design, production, agency and issuance of advertisements. The registered capital of the IAD Company is $7.3 million.

·    Beijing Weimeng Technology Co., Ltd (“Weimeng”), a China company controlled through business agreement, is responsible for operating www.weibo.com and www.weibo.cn in connection with its Internet content company license and Value-Added Telecommunication Services Operating License. It is owned by three non-executive PRC employees of the Company. The registered capital of Weimeng is $1.5 million.

The Company began to consolidate the ICP Company in October 2001. Xunlong and StarVI were acquired from Memestar Limited in January 2003 and the operating results for these two companies were consolidated by the Company since January 2003. Wangxing was acquired from Crillion Corporation in March 2004 and the operating results for Wangxing were consolidated by the Company since March 2004. The operating results of the IAD Company and Weimeng were consolidated since its establishment in 2004 and 2010, respectively.

The following is a summary of the VIE agreements:

   Loan Agreements.  One of our wholly owned subsidiaries, Sina.com Technology (China) Co. Ltd, or STC, or Weibo Internet Technology (China) Co., Ltd. (“WITC”) in case of Weimeng, has granted interest-free loans to the shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection of the VIEs. The term of the loans is 10 years and STC, or WITC in the case of Weimeng, has the right to, at its own discretion, shorten or extend the term of the loans if necessary. These loans are eliminated with the capital of the VIEs during consolidation.

Share Transfer Agreements.  Each shareholder of the VIEs has granted STC, or WITC in the case of Weimeng, an option to purchase his/her shares in the respective VIEs at a purchase price equal to the amount of capital injection. STC, or WITC in the case of Weimeng, may exercise such option at any time until it has acquired all shares of such VIE, subject to applicable PRC laws. The options will be effective until the earlier of (i) the shareholders of the VIEs and STC, or WITC in the case of Weimeng, have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIEs and STC, or WITC in the case of Weimeng, agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements.  Each shareholder of the VIEs and STC, or WITC in the case of Weimeng, have agreed that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power.  Each shareholder of the VIEs has authorized STC, or WITC in the case of Weimeng, to exercise all his/her voting power as a shareholder of the respective VIE. The authorizations are irrevocable and will not expire until the respective VIE dissolves.

Share Pledge Agreements.  Each shareholder of the VIEs has pledged all his/her shares in the VIEs and all other rights relevant to the share rights to STC, or WITC in the case of Weimeng, as a collateral security for his/her obligations to pay off all debts to STC, or WITC in the case of Weimeng, under the loan agreement and for the payment obligations of the VIEs under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, STC, or WITC in the case of Weimeng, will be entitled to certain rights, including transferring the pledged shares to itself and disposing of the pledged shares through sale or auction. During the term of each agreement, STC, or WITC in the case of Weimeng, is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIEs and the shareholders of the VIEs have fully performed their obligations under the above-referred agreements, and (ii) STC or WITC in the case of Weimeng unilaterally consents to terminate the respective share pledge agreement.

Exclusive Technical Services Agreements.  Each of the VIEs below has entered into an exclusive technical services agreement with STC, or WITC in the case of Weimeng, pursuant to which STC, or WITC in the case of Weimeng, is engaged to provide certain technical services to the VIEs, depending on the licenses obtained and held by the VIE:

Xunlong, one of our VIEs, has engaged STC to provide technical services for its Internet information service and MVAS businesses and STC has the sole right to appoint any company or companies at its discretion to perform such technical services. Beijing New Media Information Technology Co., Ltd., our wholly owned subsidiary, was appointed by STC to perform technical services for Xunlong.

Wangxing, one of our VIEs, has also entered into a technical services agreement with STC with terms and rights substantially identical to the technical services agreement entered into between Xunlong and STC for the Internet information service and MVAS businesses described above.

ICP Company, one of our VIEs, has engaged STC to provide technical services for its (i) online advertising and other related businesses, and (ii) value added telecommunication and other related businesses. ICP Company is obligated to pay service fees to STC.

IAD Company, one of our VIEs, has also entered into a technical services agreement with STC with terms substantially identical to the technical services agreement entered into between ICP Company and STC for the online advertising and other related businesses described above. Pursuant to changes in applicable PRC laws in 2008, as foreign-invested entities became permitted to engage directly in advertising businesses, SINA established two wholly owned subsidiaries to engage directly in online advertising and related businesses.

StarVI, one of our VIEs, has also entered into a technical services agreement with STC, with terms substantially identical to the technical services agreement entered into between Xunlong and STC for the value added telecommunication and other related businesses described above.

Weimeng, one of our VIEs, has engaged WITC to provide technical services for its online advertising, MVAS and other related businesses.

        These exclusive technical services agreements will not expire until the respective VIEs dissolve, with the services fee being adjusted annually through written agreements.

Exclusive Sale Agency Agreements.  Each of the VIEs has granted STC, or WITC in case of Weimeng, the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIEs. These exclusive sale agency agreements will not expire until the respective VIEs dissolve.

Trademark License Agreements.  STC or WITC in case of Weimeng, has granted each of the VIEs trademark licenses to use the trademarks held by STC, or WITC in case of Weimeng, in specific areas, and each of the licensed VIEs is obligated to pay license fees to STC, or WITC in case of Weimeng. The term of these agreements is one year and is automatically renewed provided there is no objection from STC, or WITC in case of Weimeng.

The Company believes that the contractual arrangements among its VIEs, subsidiaries and certain employees of the Company are in compliance with current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the power of attorney provided by the shareholders of the VIEs is legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or VIEs. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs or that a loss will occur as a result of the aforementioned risks and uncertainties is remote.

Noncontrolling interest

Noncontrolling interest

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in its consolidated financial statements has clearly distinguished the interest of SINA from the interest of noncontrolling interest holders.

Fair value of financial instruments

Fair value of financial instruments

All financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually).

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and deferred revenue approximates fair value.

Shares repurchase

Shares repurchase

The Company accounts for repurchased ordinary shares under the cost method and includes such share repurchased as a component of the common shareholders’ equity. Cancellation of shares repurchased is recorded as a reduction of ordinary shares and additional paid-in capital, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital.

Cash equivalents

Cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents. At December 31, 2011 and 2010, cash equivalents were comprised of investments in time deposits and money market funds stated at cost plus accrued interest.

Allowances for doubtful accounts

Allowances for doubtful accounts

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior year and other factors such as credit-worthiness of customers and age of receivable balances. The Company also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, or if the operators incur more bad debt than their original estimates, more bad debt allowance may be required.

Long-lived assets

Long-lived assets

Property and equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $21.0 million, $13.6 million and $15.3 million for 2011, 2010 and 2009, respectively.

Goodwill. Goodwill is carried at cost and tested for impairment at least annually or more frequently if facts or change in circumstances indicate that this asset may be impaired. A two-step test is used to assess goodwill for impairment. First, the fair value of each reporting unit, defined as the operating segment or one level below, is compared to its carrying value including goodwill. The Company generally determines the fair value of its reporting units using the market approach and income approach. If the carrying value of a reporting unit exceeds its fair value, the second step shall be performed and an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of the goodwill will be recorded.

Intangible assets other than goodwill. Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to ten years.

Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset.

Equity investments

Equity investments

Equity investments are comprised of investments in publicly traded companies, privately-held companies and limited partnerships. For equity investments over which the Company does not have significant influence, the cost method accounting is used. For equity investments in shares that are not common stock or in-substance common stock and that do not have readily determinable fair value, the cost method accounting is used. Investments in limited partnerships over whose operating and financing policies the Company has virtually no influence are accounted for using the cost method. The Company accounts for common-stock-equivalent equity investments and limited-partnership investments in entities over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Company accounts for its investment in China Real Estate Information Corporation (“CRIC”) using the equity method of accounting. Following the acquisition date, the Company has recorded its share of the results of CRIC one quarter in arrear within earnings from equity investments.

The Company assesses its equity investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors including, but not limited to, stock prices of public companies in which the Company has an equity investment, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and take the corresponding charge to the Consolidated Statements of Operations.

The Company invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value classified and accounted for as available-for-sale securities under Equity Investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Company assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to income. The fair value of the investment would then become the new cost basis of the investment and shall not be adjusted for subsequent recoveries in fair value.

Convertible debt

Convertible debt

The Company estimates the fair value of its convertible notes as of the date of issuance, and as if the instrument was issued without the conversion feature. The difference between the fair value and the principal amount of the instrument was recorded as debt discount and as a component of equity. The debt discount was subsequently amortized as interest cost over its expected life of four years from its issuance date to its earliest conversion date. Convertible notes are classified as a current liability if they are or will be callable within one year from the balance sheet date, even though liquidation may not be expected within that period.

Revenue recognition

Revenue recognition

Advertising

Advertising revenues are derived principally from online advertising and, to a lesser extent, sponsorship arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Company’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when the collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on its websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship are recognized ratably over the contract period. Advertising revenues derived from the design, coordination and integration of online advertising and sponsorship arrangements to be placed on the Company’s websites are recognized ratably over the term of such programs.

Revenues for advertising services are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative fair value for revenue recognition purposes. Starting January 1, 2011, the Company adopted the new revenue recognition policy on multiple-deliverable revenue arrangements, which required the arrangement consideration be allocated to all deliverables at the inception of the arrangement on the following basis (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, (c) the management’s best estimate of the selling price for that deliverable is used. The Company recognizes revenue on the elements delivered and defers the recognition of revenue for the undelivered elements until the remaining obligations have been satisfied. Adoption of the revised guidance has had no material impact on the Company’s consolidated financial statements.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Company’s properties. Barter transactions are recorded at the lower of the fair value of the goods and services received or the fair value of the advertisement given, provided the fair value of the transaction is reliably measurable. Revenues from barter transactions were immaterial for all periods presented.

Deferred revenue primarily consists of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition.

Non-advertising

MVAS.

MVAS revenues are derived principally from providing mobile phone users with SMS, MMS, CRBT, WAP, IVR and KJAVA games. These services include news and other content subscriptions, picture and logo download, ring tones, ring back tones, mobile games and access to music files. Revenues from MVAS are charged on a monthly or per-usage basis. Such revenues are recognized in the period in which the service is performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Company contracts with China Mobile and its subsidiaries, China Unicom and its subsidiaries, and China Telecom Corporation and its subsidiaries for billing, collection and transmission services related to the MVAS offered to its users. The Company also contracts with other service providers to provide content and to distribute MVAS or other services for us. Revenues are recorded on a gross basis when most of the gross indicators are met, such as the Company is considered the primary obligor in the arrangement, designs and develops (in some cases with the assistance of third-parties) the MVAS, has reasonable latitude to establish price, has discretion in selecting the operators to offer its MVAS, provides customer services related to the MVAS and takes on the credit risks associated with the transmission fees. Conversely, revenues are recorded on a net basis when most of the gross indicators are not met.

The Company purchases certain contents from third-party content providers for its MVAS. In most of these arrangements, the fees payable to the third-party content providers are calculated based on certain percentages of the revenue earned by their contents after deducting the fees paid to the third-party operators. The Company’s MVAS revenues are inclusive of such fees when the Company acts as the principal in these arrangements by having the ability to determine the fees charged to end users and being the primary obligor to the end users with respect to providing such services.

Due to the time lag between when the services are rendered and when the operator billing statements are received, MVAS revenues are estimated based on the Company’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. The confirmation rate applied to the estimation of revenues is determined at the lower of the latest confirmation rate available and the average of six-month historical rates if such historical average is available. If the Company has not yet received confirmation rates for six months, revenues would be deferred until billing statements are received from the operators. Historically, there have been no significant adjustments to the revenue estimates.

Historically, due to the time lag of receiving billing statements from operators and the lack of adequate information to make estimates, the Company has adopted a one-month lag reporting policy for MVAS revenues. Such policy has been applied on a consistent basis and does not apply to MVAS revenues from acquired entities Memestar Limited and Crillion Corporation as the acquired entities were able to obtain timely and accurate information to support their revenue estimates through the acquisition dates which has continued since our acquisition. For the years ended December 31, 2011, 2010 and 2009, the Company recorded MVAS revenues in the amount of $83.5 million, $86.2 million and $119.3 million, respectively. The impact of reporting in one-month lag for MVAS revenues was immaterial.

Credit memos issued by operators on billings that were previously settled and for which payments have been received are accounted for as a credit to revenue based on a historical rolling average. Historically, the true-ups between accrued amounts and actual credit memos issued have not been material.

Deferred revenue. Deferred revenue is mostly derived from the amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) SINA entered into with China Online Housing Technology Corporation (“COHT”) in September 2009 as part of the Company’s consideration for the interest in CRIC. The amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests of COHT disposed. This amount was recorded as deferred revenue and amortized over the contract period of ten years. See Note 3 for further discussion related to equity investment in CRIC.

Fee-based services. Fee-based services allow the Company’s users to subscribe to services on its websites including online games, paid personal email services, paid corporate emails services, etc. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The recognition of these revenues is partly based on the Company’s assessment of the probability of collection of the resulting accounts receivable balance. As a result, the timing or amount of revenue recognition may have been different if the Company’s assessment of the probability of collection of accounts receivable had been different.

The Company presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. These taxes include business taxes, surcharges and cultural business construction fees. The total amount of such taxes for 2011, 2010 and 2009 were $32.5 million, $27.2 million and $22.9 million, respectively.

Costs of revenues

Costs of revenues

Advertising. Costs of advertising revenues consist mainly of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, payroll-related expenses, and equipment depreciation associated with the website production. Costs of advertising revenues also include business taxes, net of business tax refund received, surcharges and cultural business construction fees levied on advertising sales in China, which in aggregate approximate 8.5% of the advertising revenues in China.

Non-advertising. Costs of non-advertising revenues consist mainly of fees paid to or retained by the third-party operators for their services relating to the billing and collection of the Company’s MVAS revenues and for using their transmission gateways. Costs of non-advertising revenues also consist of fees or royalties paid to third-party content and service providers associated with the MVAS, costs for providing the enterprise services and business taxes levied on non-advertising revenues in China. Business taxes and surcharges levied on non-advertising revenues are approximately 3.3% for mobile related revenues and 5.5% for other non-advertising revenues.

Product development expenses

Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for enhancement to and maintenance of the Company’s websites as well as costs associated with new product development and product enhancements. The Company expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of website content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Advertising expense

Advertising expense

Advertising expenses consist primarily of costs for the promotion of corporate image, product marketing and direct marketing. The Company expenses all advertising costs as incurred and classify these costs under sales and marketing expense. The nature of the Company’s direct marketing activities is such that they are intended to acquire subscribers for subscription-based and usage-based MVAS. The Company expenses all such direct marketing expenses. Advertising expenses for 2011, 2010 and 2009 were $87.2 million, $45.0 million, and $45.8 million, respectively.

Stock-based compensation

Stock-based compensation

All stock-based awards to employees and directors, including stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and any expected dividends. Shares of our subsidiaries, which do not have quoted market prices, were valued based on the income approach, if a revenue model had been established, the market approach, if information from comparable companies were available, the replacement cost method, or a weighted blend of these approaches if more than one is applicable. Determination of estimated fair value of our subsidiaries requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to ours. Options granted generally vest over four years.

The Company recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally three to four years.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. See Note 12 for further discussion on stock-based compensation.

Operating leases

Operating leases

The Company leases office space under operating lease agreements with initial lease term up to three years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease term.

Income taxes

Income taxes

Income taxes. Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Uncertain tax positions. To assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Foreign currency

Foreign currency

The Company’s reporting currency and functional currency are the U.S. dollar. The Company’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses.

Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity. Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated. Net gains and losses resulting from foreign exchange transactions are included in interest and other income.

Foreign currency translation adjustments to the Company’s comprehensive income (loss) for 2011, 2010 and 2009 were $22.2 million,, $10.6 million and $0.2 million, respectively. The Company recorded a net foreign currency transaction gain of $2.3 million in 2011, a net foreign currency transaction gain of $1.3 million in 2010 and a net foreign currency transaction loss of $0.1 million in 2009. Gains in 2011 and 2010 resulted from the Chinese RMB appreciating against the U.S. dollar. Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary share and ordinary share equivalents outstanding during the period. Ordinary share equivalents include options to purchase ordinary shares and restricted share units, and conversion of zero-coupon, convertible, subordinated notes, unless they were anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss), foreign currency translation adjustments, share of change in other comprehensive income of CRIC one quarter in arrears, which are foreign currency translation adjustments, and unrealized gains (losses) on marketable securities classified as available-for-sale.

Nonmonetary transaction

Nonmonetary transaction

We account for nonmonetary transaction based on ASC 845-10 “Exchanges of Nonmonetary Assets,” which requires the assets exchanged to be based on fair value unless one of the three conditions is met: (1) the fair value of the asset relinquished or received cannot be determined (within reasonable limits), (2) there is an exchange of inventory for inventory that will be sold in the same line of business to facilitate sales to customers, or (3) the transaction lacks commercial substance. The determination of fair value requires significant judgment in estimates and assumptions. Changes in these estimates and assumptions could materially affect the calculation of the fair value.

Disposal of business

Disposal of business

We account for the disposal of a business by recognizing a gain or loss measured as the difference between (a) the aggregate of (1) the fair value of any consideration received, (2) the fair value of any retained noncontrolling investment in the former business at the date the business is deconsolidated and (3) the carrying amount of any noncontrolling interest in the former business (including any accumulated other comprehensive income (loss) attributable to the noncontrolling interest) at the date the business is deconsolidated; and (b) the carrying amount of the former business’s assets and liabilities. The determination of fair value requires significant judgment in estimates and assumptions. Changes in these estimates and assumptions could materially affect the calculation of the fair value.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2011, the FASB issued revised guidance on “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements for adopting this guidance.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company will adopt the revised guidance in 2012 and do not expect the adoption will have any impact on the financial statements.

In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment.” The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company will adopt the new guidance in 2012 and do not expect the adoption will have a material impact on the financial statements.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities.” The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after January 1, 2013. The Company do not expect the adoption will have a material impact on the financial statements.

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments
Schedule of changes in equity investments

	Cost			Available for Sale
	Method	Equity Method		Securities	Total
		(CRIC)	(Others)
Balance at December 31, 2009	$7,106	$572,000	$—	$1,500	$580,606
Investments made	24,262	8,929	8,379	—	41,570
Income (loss) from investment	—	13,066	(462)	—	12,604
Investment impairment	—	(128,554)	—	—	(128,554)
Unrealized gain	—	—	—	868	868
Others	—	1,019	—	—	1,019
Balance at December 31, 2010	31,368	466,460	7,917	2,368	508,113
Investments made	96,829	2,068	18,702	135,657	253,256
Income (loss) from investment	—	2,641	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	(50,904)	(281,548)
Unrealized losses, net	—	—	—	(23,257)	(23,257)
Others	1,426	3,477	1,006	—	5,909
Balance at December 31, 2011	$129,237	$244,388	$26,450	$63,864	$463,939

Schedule of investment in CRIC

(In thousands)
Carrying value of investment in CRIC	$244,388
Proportionate share of CRIC’s shareholders’ equity *(1)	197,225
Excess of carrying value of investment over proportionate share of CRIC’s shareholders’ equity	$47,163

The excess of carrying value has been primarily assigned to:
Goodwill	$24,511
Amortizable intangible assets *(1)	30,195
Deferred tax liabilities	(7,543)
$47,163

Cumulative earnings in equity interest	$15,707

*(1)                        The weighted average life of the intangible assets recorded in CRIC’s financial statements was 10 years and the intangible assets not included in CRIC’s financial statements, excluding the asset with indefinite life, was 7 years.

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2010	$1,500	$868	$—	$2,368
Tudou Holdings Limited (“Tudou”)	66,407	—	(38,215)	28,192
MCOX	15,081	—	(2,323)	12,758
Others	$5,633	$17,281	$—	$22,914
December 31, 2011	$87,121	$17,281	$(40,538)	$63,864

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of goodwill by segment from acquisitions

	Advertising	MVAS	Total
	(In thousands)
Balances at December 31, 2010	$15,159	$68,891	$84,050
Impairment	—	(68,891)	(68,891)
Balances at December 31, 2011	$15,159	$—	$15,159

Schedule of intangible assets

	December 31, 2011			December 31, 2010
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$11,012	$(10,923)	$89	$11,012	$(10,567)	$445
Software*	1,844	(1,844)	—	1,844	(1,536)	308
Other	775	(49)	726	775	(4)	771
Total	$13,631	$(12,816)	$815	$13,631	$(12,107)	$1,524

*       Intangible assets are amortized over the estimated useful lives in the range of two to ten years.

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2012	$134
2013	45
2014	45
2015	45
Thereafter	224
Total expected amortization expense	$493

Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	December 31,
	2011	2010
	(In thousands)
Cash and cash equivalents:
Cash	$178,922	$219,017
Cash equivalents:
Bank time deposits	126,127	198,093
Money market funds	208,931	226,509
	335,058	424,602
	513,980	643,619
Short-term investments:
Bank time deposits	159,495	239,216
Total cash, cash equivalents and short-term investments	$673,475	$882,835

Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Components
Schedule of balance sheet components

	December 31,
	2011	2010
	(In thousands)
Accounts receivable, net:
Accounts receivable	$123,961	$99,105
Allowance for doubtful accounts:
Balance at beginning of year	(9,262)	(8,791)
Additional provision charged to expenses	(2,530)	(1,239)
Write-off	300	768
Balance at end of year	(11,492)	(9,262)
	$112,469	$89,843
Prepaid expenses and other current assets:
Content fees	$9,325	$5,057
Rental and other deposits	8,124	5,521
Prepayments for investments	15,053	21,978
Others	9,464	3,425
	$41,966	$35,981
Property and equipment, net:
Computers and equipment	$154,674	$95,170
Leasehold improvements	8,436	6,199
Furniture and fixtures	7,270	5,155
Other	760	1,586
	171,140	108,110
Less: Accumulated depreciation	(96,629)	(74,821)
	$74,511	$33,289
Accrued liabilities:
Sales rebates	$30,508	$18,744
Content fees	26,672	17,430
Accrued compensation and benefits	13,443	11,887
Marketing expenses	19,250	11,232
Employee payroll withholding tax	3,342	3,196
Advertisement production cost	7,625	7,269
Business taxes payable	10,367	8,044
Sales commission	5,030	4,676
Professional fees	3,345	3,083
Internet connection costs	6,728	3,479
Others	14,166	7,152
	$140,476	$96,192

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except percentage)
Income (loss) before income tax expenses	$(297,417)	$(10,903)	$420,628
Income (loss) from non-China operations	$(362,692)	$(119,054)	$338,738
Income from China operations	$65,275	$108,151	$81,890
Income tax expenses applicable to China operations	$5,001	$8,436	$8,323
Effective tax rate for China operations	8%	8%	10%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Current tax provision	$5,930	$9,142	$7,093
Deferred tax (benefits) provision	(929)	(706)	1,230
Income tax expenses	$5,001	$8,436	$8,323

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2011	2010	2009
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(18)%	(18)%	(17)%
Permanent differences	1%	1%	1%
Change in valuation allowance	—	—	1%
Effective tax rate for China operations	8%	8%	10%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amount)
Tax holiday effect	$10,306	$20,303	$13,422
Basic net income (loss) per share effect	$0.16	$0.33	$0.25
Diluted net income (loss) per share effect	$0.16	$0.33	$0.23

Schedule of deferred tax assets and liabilities for China operations

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$7,076	$—	$—
Allowances for doubtful accounts, accruals and other liabilities	6,513	5,596	4,313
Depreciation	351	202	218
Total deferred tax assets	13,940	5,798	4,531
Less: valuation allowance	(11,883)	(4,787)	(4,259)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)

Schedule of net deferred tax assets for operation in the U.S.

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$30,435	$30,327	$30,372
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	468	503	512
Total deferred tax assets	30,903	30,830	30,884
Less: valuation allowance	(30,903)	(30,830)	(30,884)
Deferred tax assets	$—	$—	$—

Schedule of net deferred tax assets for Hong Kong operation

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,708	$2,584	$2,523
Less: valuation allowance	(2,708)	(2,584)	(2,523)
Deferred tax assets	$—	$—	$—

Schedule of aggregate deferred tax assets and liabilities

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets included in prepaid expenses and other current assets and other assets:
Net operating loss carryforwards	$40,219	$32,911	$32,895
Allowances for doubtful accounts, accruals and other liabilities	6,981	5,753	4,479
Depreciation	351	202	218
Other tax credits	—	346	346
Total deferred tax assets	47,551	39,212	37,938
Less: valuation allowance	(45,494)	(38,201)	(37,666)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities included in accrued liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)

Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Basic net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$7.53
Diluted net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(302,092)	$(19,094)	$411,895
Denominator:
Weighted average ordinary shares outstanding	65,121	61,216	54,722
Weighted average ordinary shares equivalents:
Stock options	—	—	426
Unvested restricted shares	—	—	272
Convertible debt	—	—	3,839
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121	61,216	59,259
Diluted net income (loss) per share attributable to SINA	$(4.64)	$(0.31)	$6.95

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Costs of revenues	$3,346	$2,989	$5,400
Sales and marketing	3,155	2,369	5,973
Product development	3,082	1,812	4,112
General and administrative	7,024	6,232	17,759
	$16,607	$13,402	$33,244

Schedule of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2009	1,744
Shares added under Amended and Restated 2007 Plan	5,000
Granted*	(67)
Cancelled/expired/forfeited	65
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159

*            In 2011 and 2010, 345,000 and 38,000 restricted shares units, or 604,000 and 67,000 equivalent shares, respectively, were granted.

Schedule of option activities of stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2009	1,579	$27.30	3.68	$28,509
Exercised	(511)	$23.08
Cancelled/expired/forfeited	(47)	$28.94
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832

Vested and expected to vest as of December 31, 2010	1,019	$29.33	3.06	$40,254
Exercisable as of December 31, 2010	858	$28.19	3.03	$34,846
Vested and expected to vest as of December 31, 2011	780	$30.42	2.08	$16,831
Exercisable as of December 31, 2011	744	$30.17	2.07	$16,235

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$1.50 - $23.17	185	$20.93	185	$20.93	1.19
$24.23 - $30.35	204	$25.94	204	$25.94	2.61
$33.29 - $33.29	211	$33.29	186	$33.29	2.21
$33.68 - $49.95	180	$41.86	169	$41.94	2.25
	780	$30.42	744	$30.17	2.08

Schedule of service-based restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2009	867	$27.88
Awarded*	38	$43.57
Vested	(345)	$27.07
Cancelled	(22)	$38.90
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37

*  36,000 restricted shares units were granted to non-employee directors in 2011 and 2010.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Schedule of revenues, costs of revenues and gross margins

	Advertising	MVAS	Other	Total
	(In thousands, except percentages)
Year ended December 31, 2011:
Net revenues	$368,805	$83,457	$30,567	$482,829
Costs of revenues	157,458	53,235	4,655	215,348
Gross margin	57%	36%	85%	55%
Year ended December 31, 2010:
Net revenues	$290,814	$86,183	$25,620	$402,617
Costs of revenues	116,295	49,612	2,503	168,410
Gross margin	60%	42%	90%	58%
Year ended December 31, 2009:
Net revenues	$227,895	$119,341	$11,331	$358,567
Costs of revenues	99,835	56,851	1,606	158,292
Gross margin	56%	52%	86%	56%

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	74,112	399	74,511
Year ended and as of December 31, 2010:
Net revenues	$398,743	$3,874	$402,617
Long-lived assets	32,690	599	33,289
Year ended and as of December 31, 2009:
Net revenues	$355,585	$2,982	$358,567
Long-lived assets	22,346	676	23,022

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments
Schedule of fair value of financial instruments

	Fair Value Measurements at December 31, 2011 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$208,931	$208,931	$—
Bank time deposits(2)	285,622	—	285,622
Available-for-sale securities(3)	63,864	63,864
Total	$558,417	$272,795	$285,622

	Fair Value Measurements at December 31, 2010 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$226,509	$226,509	$—
Bank time deposits(2)	437,309	—	437,309
Available-for-sale securities(3)	2,368	2,368
Total	$666,186	$228,877	$437,309

(1)   Included in cash and cash equivalents on the Company’s consolidated balance sheets.

(2)   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

(3)   Included in Equity Investments on the Company’s consolidated balance sheets.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum rental payments

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Operating leases commitment	$32,250	$15,204	$16,036	$1,010	—

Schedule of purchase commitments

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Purchase commitments	$102,259	$84,173	$16,892	$558	$636

Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated VIEs	Dec. 31, 2011 ICP Company entity	Dec. 31, 2011 ICP Company Yan Wang, chairman of the entity	Dec. 31, 2011 ICP Company Tong Chen, executive officer of the entity	Dec. 31, 2011 ICP Company Hong Du, executive officer of the entity	Dec. 31, 2011 ICP Company Non-executive PRC employees employee	Dec. 31, 2011 Xunlong	Dec. 31, 2011 Xunlong Non-executive PRC employees employee	Dec. 31, 2011 StarVI	Dec. 31, 2011 StarVI Non-executive PRC employees employee	Dec. 31, 2011 Wangxing	Dec. 31, 2011 Wangxing Non-executive PRC employees employee	Dec. 31, 2011 IAD Company	Dec. 31, 2011 IAD Company Non-executive PRC employees employee	Dec. 31, 2011 Weimeng	Dec. 31, 2011 Weimeng Non-executive PRC employees employee
VIEs
Interest free loans to PRC employees			$ 34,400,000
Aggregate accumulated losses			9,100,000
Assets of consolidated VIEs			139,800,000
Liabilities of consolidated VIEs			68,800,000
Accrued liabilities	140,476,000	96,192,000	51,300,000
Taxes payable	14,717,000	17,011,000	9,100,000
Deferred revenue			8,400,000
Registered capital and PRC statutory reserves of VIEs			79,900,000
Percentage of variable interest entity held by employees					0.20%	22.80%	27.10%	49.90%
Number of employees who hold ownership interest in VIEs								2		2		3		3		2		3
Registered capital				$ 19,000,000					$ 1,200,000		$ 1,200,000		$ 1,200,000		$ 7,300,000		$ 1,500,000
Number of entities consolidated beginning in January 2003				2

Significant Accounting Policies (Details 2) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 quarter M Y subsidiary	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2009 CRIC Y	Dec. 31, 2011 CRIC Y	Dec. 31, 2011 Computers and equipment Y	Dec. 31, 2011 Furniture and fixtures Y
Significant Accounting Policies
Term of loan agreements (in years)	10
Number of wholly owned subsidiaries established to engage directly in advertising business	2
Term of trademark license agreements (in years)	1
Cash equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Property and equipment
Estimated useful lives of assets, low end of range (in years)						3
Estimated useful lives of assets, high end of range (in years)						4
Estimated useful lives of assets (in years)							5
Depreciation	$ 20,968,000	$ 13,609,000	$ 15,272,000
Intangible assets other than goodwill
Estimated useful lives of intangible assets, low end of range (in years)	2
Estimated useful lives of intangible assets, high end of range (in years)	10
Equity investments
Number of quarters within which results of equity method earnings are recognized in arrears	1
Minimum period to hold marketable equity securities (in years)	1
Convertible Debt
Period of amortization of debt discount (in years)	4
Criteria to be classified as current liability, maximum maturity period (in years)	1
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates	6
MVAS revenue recognition, period of lag (in months)	1
MVAS revenues	83,500,000	86,200,000	119,300,000
Deferred revenue
Amount allocated to fair value of License Agreements				187,400,000	187,400,000
License Agreements, period of amortization of deferred revenue (in years)				10	10
Fee-based services
Taxes assessed by governmental authority	32,500,000	27,200,000	22,900,000
Costs of revenue:
Cost of advertising revenues as a percentage of advertising revenues in China	8.50%
Percentage of cost of non-advertising revenues for mobile related revenues	3.30%
Percentage of cost of non-advertising revenues to non-advertising revenue (as a percent)	5.50%
Advertising expense
Advertising expenses	87,200,000	45,000,000	45,800,000
Stock-based compensation
Vesting period of stock options granted (in years)	4 years
Vesting period of restricted share units, low end of range (in years)	P3Y
Vesting period of restricted share units, high end of range (in years)	P4Y
Operating leases
Maximum initial lease term of office space (in years)	3
Income taxes
Minimum probability of tax benefit being realized upon settlement (as a percent)	50.00%
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive income (loss)	22,227,000	10,645,000	216,000
Net foreign currency transaction gain (loss)	$ 2,300,000	$ 1,300,000	$ (100,000)

Equity Investments (Details) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cost Method	Dec. 31, 2010 Cost Method	Oct. 31, 2011 Alibaba Group	Sep. 30, 2011 CRIC	Dec. 31, 2010 CRIC	Dec. 31, 2011 CRIC Y	Dec. 31, 2010 CRIC	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2011 Available-for-sale Securities	Dec. 31, 2010 Available-for-sale Securities	Dec. 31, 2009 Available-for-sale Securities
Equity investments
Balance at the beginning of the period	$ 508,113,000	$ 580,606,000		$ 31,368,000	$ 7,106,000				$ 466,460,000	$ 572,000,000	$ 7,917,000		$ 2,368,000		$ 1,500,000
Investments made	253,256,000	41,570,000		96,829,000	24,262,000	50,000,000			2,068,000	8,929,000	18,702,000	8,379,000	135,657,000
Income (loss) from investment	1,466,000	12,604,000							2,641,000	13,066,000	(1,175,000)	(462,000)
Investment impairment	(281,548,000)	(128,554,000)		(386,000)			(230,300,000)	(128,600,000)	(230,258,000)	(128,554,000)			(50,904,000)
Unrealized gain		868,000												868,000
Unrealized losses, net	(23,257,000)												(23,257,000)
Others	5,909,000	1,019,000		1,426,000					3,477,000	1,019,000	1,006,000
Balance at the end of the period	463,939,000	508,113,000		129,237,000	31,368,000			466,460,000	244,388,000	466,460,000	26,450,000	7,917,000	63,864,000		1,500,000
Investment in which the entity had significant influence	270,800,000										24,600,000
Allocation of cost
Carrying value of investment	463,939,000	508,113,000		129,237,000	31,368,000			466,460,000	244,388,000	466,460,000	26,450,000	7,917,000	63,864,000		1,500,000
Proportionate share of CRIC's shareholders equity									197,225,000
Excess of carrying value of investment over proportionate share of CRIC's shareholders equity									47,163,000
The excess of carrying value has been primarily assigned to:
Goodwill									24,511,000
Amortizable intangible assets									30,195,000
Deferred tax liabilities	340,000	223,000	190,000						(7,543,000)
Cumulative earnings in equity interest									$ 15,707,000
Weighted average life of the intangible assets (in years)	7								10

Equity Investments (Details 2) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended									12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 quarter	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2008 CRIC Y	Sep. 30, 2011 CRIC	Dec. 31, 2010 CRIC	Dec. 31, 2011 CRIC Y quarter	Dec. 31, 2010 CRIC	Dec. 31, 2009 CRIC	Oct. 31, 2009 CRIC	Oct. 31, 2009 COHT	Dec. 31, 2011 E-House	Dec. 31, 2011 E-House Ordinary Shares	Dec. 31, 2011 E-House ADSs	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2011 Available for Sale	Dec. 31, 2010 Available for Sale	Dec. 31, 2009 Available for Sale	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2009 Equity securities	Dec. 31, 2011 Equity securities Tudou Holdings Limited (Tudou)	Dec. 31, 2011 Equity securities MCOX	Dec. 31, 2011 Equity securities Others
Marketable equity securities designated as available-for-sale
Sale of ownership interest (as a percent)					34.00%							66.00%
Proceeds from interest sold					$ 2,500,000
Term of license					10
Investment value											572,000,000
Quoted stock price (in dollars per share)	$ 1.37					$ 4.92	$ 9.6	$ 4.05	$ 9.6		$ 12
Fair value of business sold												384,600,000
Net assets												8,000,000
Cash and cash equivalents												7,600,000
Other total assets												11,900,000
Total liabilities												11,500,000
One-time gain in connection with the Transaction												376,600,000
Amount allocated to fair value of License Agreements								187,400,000
License Agreements, period of amortization of deferred revenue (in years)								10
Number of quarters within which results of equity method earnings are recognized in arrears		1						1
Additional interest acquired								2,100,000	8,900,000
Ownership percentage								34.00%
Cash consideration per share for sale of investment (in dollars per share)								$ 1.75
Shares received for each CRIC share sold														0.6	0.6
Number of E-House shares represented by each E-House American depository share													1
Available-for-Sale Securities
Cost Basis																					87,121,000	1,500,000		66,407,000	15,081,000	5,633,000
Gross Unrealized Gains			868,000																868,000		17,281,000	868,000				17,281,000
Gross Unrealized Losses																					(40,538,000)			(38,215,000)	(2,323,000)
Fair value																					63,864,000	2,368,000	1,500,000
Equity investments		463,939,000	508,113,000	580,606,000			466,460,000	244,388,000	466,460,000	572,000,000						26,450,000	7,917,000	63,864,000	2,368,000	1,500,000				28,192,000	12,758,000	22,914,000
Investments made																					135,700,000
Impairment charge						230,300,000	128,600,000														50,900,000
Unrealized losses, net		$ (23,257,000)																$ (23,257,000)			$ 23,300,000
Stock price	$ 1.37					$ 4.92	$ 9.6	$ 4.05	$ 9.6		$ 12
Percentage of fair value of investment below the original cost	77.00%

Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Advertising	Dec. 31, 2010 Advertising	Sep. 30, 2011 MVAS	Dec. 31, 2011 MVAS
Goodwill
Balance at the beginning of year	$ 84,050,000	$ 15,159,000	$ 15,159,000		$ 68,891,000
Impairment	(68,891,000)			(68,900,000)	(68,891,000)
Balance at the end of year	15,159,000	15,159,000	15,159,000
Accumulated impairment losses	$ (68,900,000)				$ (68,900,000)

Goodwill and Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Cost	$ 13,631,000	$ 13,631,000
Accumulated Amortization	(12,816,000)	(12,107,000)
Net	815,000	1,524,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Amortization expenses related to intangible assets	700,000	3,300,000	4,400,000
Estimated amortization expenses
2012	134,000
2013	45,000
2014	45,000
2015	45,000
Thereafter	224,000
Total expected amortization expense	493,000
Technology
Intangible assets
Cost	11,012,000	11,012,000
Accumulated Amortization	(10,923,000)	(10,567,000)
Net	89,000	445,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Software
Intangible assets
Cost	1,844,000	1,844,000
Accumulated Amortization	(1,844,000)	(1,536,000)
Net		308,000
Estimated minimum useful lives of intangible assets (in years)	2
Estimated maximum useful lives of intangible assets (in years)	10
Other
Intangible assets
Cost	775,000	775,000
Accumulated Amortization	(49,000)	(4,000)
Net	$ 726,000	$ 771,000

Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents:
Cash	$ 178,922,000	$ 219,017,000
Cash equivalents:
Bank time deposits	126,127,000	198,093,000
Money market funds	208,931,000	226,509,000
Total cash equivalents	335,058,000	424,602,000
Total cash and cash equivalents	513,980,000	643,619,000	746,423,000	383,320,000
Total cash, cash equivalents and short-term investments	673,475,000	882,835,000
Interest income	13,700,000	7,400,000	8,400,000
Short-term investments:
Bank time deposits	$ 159,495,000	$ 239,216,000

Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, net:
Accounts receivable	$ 123,961	$ 99,105
Allowance for doubtful accounts:
Balance at beginning of year	(9,262)	(8,791)
Additional provision charged to expenses	(2,530)	(1,239)	(5,269)
Write-off	300	768
Balance at end of year	(11,492)	(9,262)	(8,791)
Accounts receivable, net	112,469	89,843
Prepaid expenses and other current assets:
Content fees	9,325	5,057
Rental and other deposits	8,124	5,521
Prepayments for investments	15,053	21,978
Others	9,464	3,425
Prepaid expenses and other current assets	41,966	35,981
Property and equipment
Property and equipment, gross	171,140	108,110
Less: Accumulated depreciation	(96,629)	(74,821)
Property and equipment, net	74,511	33,289	23,022
Accrued liabilities:
Sales rebates	30,508	18,744
Content fees	26,672	17,430
Accrued compensation and benefits	13,443	11,887
Marketing expenses	19,250	11,232
Employee payroll withholding tax	3,342	3,196
Advertisement production cost	7,625	7,269
Business taxes payable	10,367	8,044
Sales commission	5,030	4,676
Professional fees	3,345	3,083
Internet connection costs	6,728	3,479
Others	14,166	7,152
Total Accrued liabilities	140,476	96,192
Computers and equipment
Property and equipment
Property and equipment, gross	154,674	95,170
Leasehold improvements
Property and equipment
Property and equipment, gross	8,436	6,199
Furniture and fixtures
Property and equipment
Property and equipment, gross	7,270	5,155
Other
Property and equipment
Property and equipment, gross	$ 760	$ 1,586

Related Party Transactions (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum	Oct. 31, 2009 CRIC Y	Dec. 31, 2011 CRIC Y	Dec. 31, 2010 CRIC	Dec. 31, 2009 CRIC	Nov. 30, 2009 New-Wave	Dec. 31, 2009 New-Wave	Dec. 31, 2011 Broadvision entity	Dec. 31, 2010 Broadvision	Dec. 31, 2009 Broadvision
Related Party Transactions
Agency fee, rate on related third party revenue (as a percent)						15.00%	15.00%	15.00%
Agency fee	$ 3,474,000	$ 2,526,000	$ 852,000			$ 3,500,000	$ 2,500,000	$ 900,000
Receivables due from related party	5,959,000	5,050,000				1,900,000	2,000,000
Amount allocated to fair value of License Agreements					187,400,000	187,400,000
License Agreements, period of amortization of deferred revenue (in years)					10	10
Amortized deferred revenue	18,745,000	18,745,000	4,686,000			18,700,000	18,700,000
Percentage of advertising revenues that are from related parties, excluding revenue from CRIC	2.00%
Percentage of cost of revenues that are with related parties	2.00%
Percentage of sales and marketing expenses that are with related parties				1.00%
Number of ordinary shares issued pursuant to private equity placement									5,608,612
Dollar value of ordinary shares issued pursuant to private equity placement			180,000,000						180,000,000	180,000,000
Stock-based compensation expense	16,607,000	13,402,000	33,244,000							10,700,000
Number of subsidiaries entering into transaction with related party (in entities)											1
Amount paid											$ 126,000	$ 112,000	$ 114,000

Income Taxes (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2011 jurisdiction	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Mobile	Dec. 31, 2011 Mobile	Dec. 31, 2009 COHT	Dec. 31, 2011 China Y	Dec. 31, 2010 China	Dec. 31, 2009 China	Dec. 31, 2008 China	Dec. 31, 2011 China High and new technology enterprises entity	Dec. 31, 2010 China High and new technology enterprises	Dec. 31, 2009 China High and new technology enterprises	Dec. 31, 2008 China High and new technology enterprises	Dec. 31, 2007 China High and new technology enterprises Y	Dec. 31, 2011 China High and new technology enterprises SINA (Shanghai) Management Co., Ltd. Y	Dec. 31, 2011 China Subsidiaries and variable interest entities	Dec. 31, 2010 China Subsidiaries and variable interest entities	Dec. 31, 2009 China Subsidiaries and variable interest entities	Dec. 31, 2007 China Subsidiaries and variable interest entities	Dec. 31, 2011 U.S.	Dec. 31, 2010 U.S.	Dec. 31, 2009 U.S.	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2009 Hong Kong	Dec. 31, 2011 Cayman Islands	Dec. 31, 2010 Cayman Islands	Dec. 31, 2009 Cayman Islands
Income Taxes
Number of tax jurisdictions	4
Components of income before income taxes
Income (loss) before income tax expense	$ (297,417,000)	$ (10,903,000)	$ 420,628,000
Income (loss) from non China operations	(362,692,000)	(119,054,000)	338,738,000
Income from China operations	65,275,000	108,151,000	81,890,000
Income tax expenses applicable to China operations	5,001,000	8,436,000	8,323,000														5,001,000	8,436,000	8,323,000
Effective tax rate for China operations (as a percent)	8.00%	8.00%	10.00%				8.00%	8.00%	10.00%
Impairment charge related to investment	(281,548,000)	(128,554,000)	375,055,000																								(281,200,000)	(128,600,000)	376,600,000
Goodwill impairment	68,891,000			68,900,000	68,891,000
One-time gain related to spin off						376,600,000
Statutory rate (as a percent)							25.00%	25.00%	25.00%	25.00%										33.00%
State income tax (as a percent)																				30.00%
Local income tax (as a percent)																				3.00%
Preferential statutory rate (as a percent)											15.00%	15.00%	15.00%	15.00%	15.00%	12.50%
Period of special tax holidays (in years)															3	2
Period of reduced preferential income tax rate (in years)															3	3
Reduction in preferential tax rate (as a percent)															50.00%
Transitional period to entities that enjoyed preferential tax holiday under the previous income tax law (in years)							5
Threshold for previous tax rate below which preferential rates subsequently apply							25.00%
Number of qualified subsidiaries (in entities)											3
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)							10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong							5.00%
Percentage of ownership interests held by foreign investors							25.00%
Current and deferred portion of income tax expenses for China operations
Current tax provision																	5,930,000	9,142,000	7,093,000
Deferred tax (benefits) provision	(929,000)	(706,000)	1,230,000														(929,000)	(706,000)	1,230,000
Income tax expenses	5,001,000	8,436,000	8,323,000														5,001,000	8,436,000	8,323,000
Reconciliation between the statutory EIT rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)							25.00%	25.00%	25.00%	25.00%										33.00%
Effect on tax holiday and preferential tax rate (as a percent)							(18.00%)	(18.00%)	(17.00%)
Permanent differences (as a percent)							1.00%	1.00%	1.00%
Change in valuation allowance (as a percent)									1.00%
Effective tax rate for China operations (as a percent)	8.00%	8.00%	10.00%				8.00%	8.00%	10.00%
Tax holiday on China operations
Tax holiday effect							10,306,000	20,303,000	13,422,000
Basic net income (loss) per share effect (in dollars per share)							$ 0.16	$ 0.33	$ 0.25
Diluted net income (loss) per share effect (in dollars per share)							$ 0.16	$ 0.33	$ 0.23
Significant components of deferred tax assets and liabilities
Historical rate for valuing deferred tax assets (as a percent)							25.00%
Deferred tax assets:
Federal net operating loss carryforwards																					83,700,000
State net operating loss carryforwards																					30,300,000
Federal net operating loss carryforwards related to employee stock options																					36,900,000
State net operating loss carryforwards related to employee stock options																					23,800,000
Net operating loss carryforwards which can be carried forward indefinitely to offset future taxable income																								16,400,000
Net operating loss carryforwards	40,219,000	32,911,000	32,895,000				7,076,000														30,435,000	30,327,000	30,372,000	2,708,000	2,584,000	2,523,000
Allowances for doubtful accounts, accruals and other liabilities	6,981,000	5,753,000	4,479,000				6,513,000	5,596,000	4,313,000
Depreciation	351,000	202,000	218,000				351,000	202,000	218,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities																					468,000	503,000	512,000
Other tax credits		346,000	346,000
Total deferred tax assets	47,551,000	39,212,000	37,938,000				13,940,000	5,798,000	4,531,000												30,903,000	30,830,000	30,884,000
Less: valuation allowance	(45,494,000)	(38,201,000)	(37,666,000)				(11,883,000)	(4,787,000)	(4,259,000)												(30,903,000)	(30,830,000)	(30,884,000)	(2,708,000)	(2,584,000)	(2,523,000)
Net deferred tax assets	2,057,000	1,011,000	272,000				2,057,000	1,011,000	272,000
Deferred tax liabilities included in accrued liabilities:
Depreciation	(65,000)	(223,000)	(190,000)				(65,000)	(223,000)	(190,000)
Other	(275,000)						(275,000)																	(275,000)
Total deferred tax liabilities	(340,000)	(223,000)	(190,000)				(340,000)	(223,000)	(190,000)
Net operating loss carryforwards							7,100,000
Operating loss carryforwards provided with valuation allowance							7,000,000
Operating loss carryforwards due to expire in December 2014							$ 100,000

Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Per Share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	1,703,000	4,814,000	889,000
Numerator:
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Denominator:
Weighted average ordinary shares outstanding	65,121,000	61,216,000	54,722,000
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 7.53
Numerator:
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Denominator:
Weighted average ordinary shares outstanding	65,121,000	61,216,000	54,722,000
Weighted average ordinary shares equivalents:
Stock options (in shares)			426,000
Unvested restricted shares			272,000
Convertible debt (in shares)			3,839,000
Shares used in computing diluted net income (loss) per share attributable to SINA	65,121,000	61,216,000	59,259,000
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 6.95

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 19.8	$ 12.2	$ 10.8
Maximum percentage of eligible pretax earnings to be deferred by employees of U.S. subsidiary under 401(k) Savings Plan	100.00%
Minimum age eligibility for employees to participate under 401(k) Plan (in years)	21

Profit Appropriation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 fund	Dec. 31, 2010
Profit Appropriation
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion	2
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to statutory reserve fund (as a percent)	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by subsidiaries to certain statutory reserve funds	50.00%
Percentage of after-tax profit transferred by subsidiaries to statutory public welfare fund, low end of range	5.00%
Percentage of after-tax profit transferred by subsidiaries to statutory public welfare fund, high end of range (as a percent)	10.00%
Maximum amount of after-tax profit transferred by subsidiaries and VIEs to non-distributable reserve funds	$ 18.1	$ 15.4

Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 series	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2009 New Wave Investment Holding Company Limited	Dec. 31, 2011 New Wave Investment Holding Company Limited M D	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan Share options	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan Restricted share units	Dec. 31, 2011 1999 Plan Share options	Dec. 31, 2011 1999 Plan ISO	Dec. 31, 2011 1999 Plan NSO	Dec. 31, 2011 Executive Plan Share options	Dec. 31, 2011 Executive Plan ISO	Dec. 31, 2011 Executive Plan NSO	Dec. 31, 2011 Directors' Plan NSO M	Sep. 27, 2005 Directors' Plan NSO	Oct. 31, 1999 Directors' Plan NSO
Shareholders Equity
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan	10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders	3,750,000
Minimum number of series in which preference shares is to be issued	1
Average price of stock repurchased (in dollars per share)		$ 20.37
Repurchase of ordinary shares		$ 50,074	$ 100,000
Number of ordinary shares issued pursuant to private equity placement				5,600,000
Dollar value of ordinary shares issued pursuant to private equity placement		$ 180,000		$ 180,000
Minimum percentage of holders of ordinary shares required to request a distribution of shares to key managers and employees					50.00%
Number of days as one of the criteria to issue ordinary shares upon exercise of options and vesting of restricted share units					60
Maximum shareholding interest of key managers or employees as a percentage of total outstanding ordinary shares					1.00%
Share issued lock-up period (in months)					6
Ordinary shares available for issuance									10,000,000						2,250,000				1,125,000	750,000
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right									1
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units									1.75
Maximum shares available for grant as a percentage of total outstanding shares									3.00%
Minimum exercise price of shares granted to an executive officer as a percentage of fair market value on the date of grants (as a percent)									100.00%				100.00%	100.00%		100.00%	100.00%
Outstanding stock options at the end of the period (in shares)						780,000	1,021,000	1,579,000		331,000		282,000						167,000
Outstanding other than stock options at the end of the period (in shares)											496,000
Maximum period of options granted (in years)												P10Y			P10Y			P10Y
Minimum shares held by one shareholder as a percent of total shares outstanding for purposes of setting exercise price (as a percent)													10.00%			10.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants for shareholders owning more than 10% of total shares outstanding													110.00%			110.00%
Vesting period (in years)	4 years											4 years			4 years
Number of options granted annually to eligible board of directors members (in shares)																		15,000
Number of options granted to new members of the board of directors (in shares)																		37,500
Minimum period served by a board of director as a member of board to gain options (in months)																		6
Exercise price of shares granted as percentage of fair market value on the date of grants																		100.00%

Shareholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation
Stock-based compensation expense	$ 16,607,000	$ 13,402,000	$ 33,244,000
New-Wave
Stock-based Compensation
Stock-based compensation expense			10,700,000
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	3,346,000	2,989,000	5,400,000
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	3,155,000	2,369,000	5,973,000
Product development
Stock-based Compensation
Stock-based compensation expense	3,082,000	1,812,000	4,112,000
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 7,024,000	$ 6,232,000	$ 17,759,000

Shareholders' Equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summary of Stock Option
Unrecognized compensation cost	$ 25,500,000
Weighted-average period of unrecognized compensation cost (in years)	2.7
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	6,742,000	1,744,000
Shares added under Amended and Restated 2007 Plan		5,000,000
Granted (in shares)	(604,000)	(67,000)
Cancelled/expired/forfeited (in shares)	21,000	65,000
Outstanding number of shares available for issuance at the end of the period	6,159,000	6,742,000
Aggregate Intrinsic Value
Stock price at the end of the period (in dollars per share)	$ 52	$ 68.82
Share options
Summary of Stock Option
Unrecognized compensation cost	500,000
Weighted-average period of unrecognized compensation cost (in years)	0.4
Stock options activity
Outstanding at the beginning of the period (in shares)	1,021,000	1,579,000
Exercised (in shares)	(239,000)	(511,000)
Cancelled/expired/forfeited (in shares)	(2,000)	(47,000)
Outstanding at the end of the period (in shares)	780,000	1,021,000	1,579,000
Vested and expected to vest at the end of the year (in shares)	780,000	1,019,000
Exercisable at the end of the period (in shares)	744,000	858,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 29.34	$ 27.3
Exercised (in dollars per share)	$ 25.78	$ 23.08
Cancelled/expired/forfeited (in dollars per share)	$ 33.01	$ 28.94
Outstanding at the end of the period (in dollars per share)	$ 30.42	$ 29.34	$ 27.3
Vested and expected to vest at the end of the period (in dollars per share)	$ 30.42	$ 29.33
Exercisable at the end of the period (in dollars per share)	$ 30.17	$ 28.19
Weighted Average Remaining Contractual Life
Outstanding at the end the period (in years)	2.08	3.06	3.68
Vested and expected to vest at the end of the period (in years)	2.08	3.06
Exercisable at the end of the period (in years)	2.07	3.03
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	16,832,000	40,321,000	28,509,000
Vested and expected to vest at the end of the period	16,831,000	40,254,000
Exercisable at the end of the period	16,235,000	34,846,000
Total intrinsic value of options exercised	17,600,000	13,900,000	21,600,000
Cash received from the exercises of stock option	$ 6,200,000
Restricted share units
Number of shares available for issuance
Granted (in shares)	(345,000)	(38,000)

Shareholders' Equity (Details 4) (Share options, USD $)	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Range of Exercise Prices $1.50 - $23.17 Y	Dec. 31, 2011 Range of Exercise Prices $24.23 - $30.35 Y	Dec. 31, 2011 Range of Exercise Prices $33.29 - $33.29 Y	Dec. 31, 2011 Range of Exercise Prices $33.68 - $49.95 Y
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)				$ 1.5	$ 24.23	$ 33.29	$ 33.68
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)				$ 23.17	$ 30.35	$ 33.29	$ 49.95
Options Outstanding (in shares)	780,000	1,021,000	1,579,000	185,000	204,000	211,000	180,000
Weighted Average Exercise Price (in dollars per share)	$ 30.42	$ 29.34	$ 27.3	$ 20.93	$ 25.94	$ 33.29	$ 41.86
Options Exercisable (in shares)	744,000	858,000		185,000	204,000	186,000	169,000
Weighted Average Exercise Price (in dollars per share)	$ 30.17	$ 28.19		$ 20.93	$ 25.94	$ 33.29	$ 41.94
Weighted Average Remaining Contractual Life (in years)	2.08	3.06	3.68	1.19	2.61	2.21	2.25

Shareholders' Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Services and performance-based restricted share units
Stock-based compensation expense	$ 16,607,000	$ 13,402,000	$ 33,244,000
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	25,500,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	2.7
COHT
Services and performance-based restricted share units
Grant date fair value of options			500,000
Stock-based compensation amortization period (in years)			4
Stock-based compensation expense			119,000
T.CN Corporation
Services and performance-based restricted share units
Percentage of ordinary shares of subsidiaries, granted (as a percent)	1.10%	15.90%
Share options
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	500,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	0.4
Share options | T.CN Corporation
Services and performance-based restricted share units
Grant date fair value of options	1,000,000	4,200,000
Stock-based compensation amortization period (in years)	4	4
Stock-based compensation expense	1,000,000	267,000
Restricted share units
Shares Granted
Granted to non-employee directors (in shares)	36,000	36,000
Awarded (in shares)	36,000	36,000
Service-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the period (in shares)	538,000	867,000
Granted to non-employee directors (in shares)	345,000	38,000
Awarded (in shares)	345,000	38,000
Vested (in shares)	(376,000)	(345,000)
Cancelled (in shares)	(11,000)	(22,000)
Outstanding at the end of the period (in shares)	496,000	538,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 29.06	$ 27.88
Awarded (in dollars per share)	$ 80.83	$ 43.57
Vested (in dollars per share)	$ 31.75	$ 27.07
Cancelled (in dollars per share)	$ 61.09	$ 38.9
Outstanding at the end of the period (in dollars per share)	$ 62.37	$ 29.06
Unrecognized compensation cost	25,000,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	2.9
Total fair value vested	$ 34,200,000	$ 15,900,000	$ 17,700,000

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of global business segment	3
Revenues, costs of revenues and gross margins
Net revenues	$ 482,829	$ 402,617	$ 358,567
Costs of revenues	215,348	168,410	158,292
Gross margin (as a percent)	55.00%	58.00%	56.00%
Advertising
Revenues, costs of revenues and gross margins
Net revenues	368,805	290,814	227,895
Costs of revenues	157,458	116,295	99,835
Gross margin (as a percent)	57.00%	60.00%	56.00%
MVAS
Revenues, costs of revenues and gross margins
Net revenues	83,457	86,183	119,341
Costs of revenues	53,235	49,612	56,851
Gross margin (as a percent)	36.00%	42.00%	52.00%
Other
Revenues, costs of revenues and gross margins
Net revenues	30,567	25,620	11,331
Costs of revenues	$ 4,655	$ 2,503	$ 1,606
Gross margin (as a percent)	85.00%	90.00%	86.00%

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's geographic operations
Net revenues	$ 482,829	$ 402,617	$ 358,567
Long-lived assets	74,511	33,289	23,022
PRC
Company's geographic operations
Net revenues	479,341	398,743	355,585
Long-lived assets	74,112	32,690	22,346
International
Company's geographic operations
Net revenues	3,488	3,874	2,982
Long-lived assets	$ 399	$ 599	$ 676

Financial Instruments (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2009
Fair Value of Financial Instruments
Money market funds		$ 226,509,000	$ 208,931,000	$ 226,509,000
Impairment charge			68,891,000
Accumulated impairment loss			68,900,000
Investment impairment			281,548,000	128,554,000
Quoted stock price (in dollars per share)	$ 1.37
CRIC
Fair Value of Financial Instruments
Investment impairment	230,300,000	128,600,000	230,258,000	128,554,000
Quoted stock price (in dollars per share)	$ 4.92	$ 9.6	$ 4.05	$ 9.6	$ 12
MVAS segment
Fair Value of Financial Instruments
Impairment charge	68,900,000		68,891,000
Accumulated impairment loss			68,900,000
Financial instruments measured on a recurring basis | Total
Fair Value of Financial Instruments
Money market funds		226,509,000	208,931,000	226,509,000
Bank time deposits		437,309,000	285,622,000	437,309,000
Available-for-sale securities		2,368,000	63,864,000	2,368,000
Total		666,186,000	558,417,000	666,186,000
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Money market funds		226,509,000	208,931,000	226,509,000
Available-for-sale securities		2,368,000	63,864,000	2,368,000
Total		228,877,000	272,795,000	228,877,000
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits		437,309,000	285,622,000	437,309,000
Total		$ 437,309,000	$ 285,622,000	$ 437,309,000

Financial Instruments (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Net assets	Dec. 31, 2011 Exposure to credit loss China M	Dec. 31, 2011 Geographic concentration risk	Dec. 31, 2011 Currency concentration risk RMB	Dec. 31, 2011 Currency concentration risk Consolidated net accounts receivables benchmark RMB	Dec. 31, 2011 Currency concentration risk Cash and bank deposits RMB	Dec. 31, 2011 Currency concentration risk Current liabilities RMB	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual customer	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual customer	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual agency	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Ten largest advertising agencies entity	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Focus Media	Dec. 31, 2011 MVAS segment Customer concentration risk Consolidated net accounts receivables benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2010 MVAS segment Customer concentration risk Consolidated net accounts receivables benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2011 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2010 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2009 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2011 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark	Dec. 31, 2010 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark	Dec. 31, 2009 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark
Concentration of Risk
Cash and bank deposits in Chinese banks	$ 513,980,000	$ 643,619,000	$ 746,423,000	$ 383,320,000		$ 405,200,000
Maximum term of original maturity of time deposits (in months)						12
Percentage of benchmark derived from specified source									99.00%	48.00%	74.00%							88.00%	91.00%	93.00%	46.00%	12.00%	10.00%	10.00%	14.00%	17.00%	28.00%	7.00%	10.00%	15.00%
Number of largest advertising agencies (in entities)																					10
Threshold not reached for reporting individual customer, agency, or operator volume (in percent)												10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Minimum percentage of after-tax profit transferred by Chineses subsidiaries to general reserve fund	10.00%						10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chineses subsidiaries to general reserve fund	50.00%						50.00%
Maximum amount of after-tax profit transferred by subsidiaries and VIEs to non-distributable reserve funds	18,100,000	15,400,000					18,100,000
Cash, cash equivalents and short-term investments denominated in RMB	673,475,000	882,835,000						326,300,000
Accounts receivable denominated in RMB	112,469,000	89,843,000						111,800,000
Current liabilities denominated in RMB	$ 200,743,000	$ 248,024,000						$ 148,200,000
Maximum percentage of consolidated net assets of the entity made up of restricted net assets (as a percent)					25.00%

Convertible Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D Y	Dec. 31, 2003	Dec. 31, 2010
Convertible Debt
Face amount of the Notes		$ 100,000,000
Conversion price of the Notes (in dollars per share)	$ 25.79
Number of consecutive trading days used to determine the conversion obligation on the Notes	5
Minimum percentage of the conversion price per ordinary share which the closing sales price of the entity's common stock must exceed from issuance to July 15, 2022 in order for the Notes to be convertible	115.00%
Minimum percentage of the conversion price per ordinary share which the closing sales price of the entity's common stock must exceed from July 15, 2022 to July 15, 2023 in order for the Notes to be convertible	115.00%
Percentage of principal amount at which the company may redeem for cash all or part of the Notes on or after July 15, 2012	100.00%
Percentage of the principal amount at which the notes are redeemable due to a change of control	100.00%
Criteria to be classified as current liability, maximum maturity period (in years)	1
Number of ordinary shares issued to settle conversion requests	3.8
Equivalent value of ordinary shares issued to settle conversion requests	96,800,000
Convertible debt amount	$ 2,200,000		$ 99,000,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Rental expense of operating lease	$ 11,700,000	$ 8,400,000	$ 7,600,000
Operating leases commitment
Total	32,250,000
Less than One Year	15,204,000
One to Three Years	16,036,000
Three to Five Years	1,010,000
Purchase commitments
Total	102,259,000
Less than One Year	84,173,000
One to Three Years	16,892,000
Three to Five Years	558,000
More than Five Years	$ 636,000

Subsequent Events (Details) (USD $)	Dec. 31, 2011 E-House Ordinary Shares	Apr. 30, 2012 Merger agreement E-House CRIC	Apr. 19, 2012 Merger agreement E-House CRIC	Apr. 19, 2012 Merger agreement E-House Ordinary Shares CRIC	Mar. 31, 2012 Merger agreement Youku Tudou	Mar. 12, 2012 Merger agreement Youku Tudou
Subsequent Events
Percentage of stock-for-stock transaction under merger					100.00%
Ordinary shares exchange ratio (in shares)						7.177
Percentage of ownership of subsidiary		100.00%
Ordinary shares exchange ratio (in shares)	0.6			0.6
Cash consideration			$ 1.75